ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

for the Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1, 0.1% or 1 share
‡	One contract is equal to 100 shares.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations/descriptions
ADR	American Depositary Receipt
BOA	Bank of America
BUBOR	Budapest Interbank Offered Rate
CDI	Certificate of Interbank Deposit
CITI	Citibank, N.A.
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
JIBAR	Johannesburg Interbank Average Rate
JPM	JPMorganChase Bank, N.A.
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have a liquidation preference.
PRIBOR	Prague Interbank Offered Rate
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
UBS AG	Union Bank of Switzerland
WIBOR	Warsaw Interbank Offer Rate

Currency abbreviations
AED	Emirati dirham	KRW	Korean won
AUD	Australian dollar	KZT	Kazakhstan tenge
BRL	Brazilian real	MXN	Mexican peso
CAD	Canadian dollar	MYR	Malaysia ringgit
CHF	Swiss franc	NOK	Norwegian krone
CLP	Chilean peso	PEN	Peruvian nuevo sol
CNY	Chinese yuan	PLN	Polish zloty
CZK	Czech koruna	RON	Romanian leu
DKK	Danish krone	RUB	Russian Ruble
DOP	Dominican peso	RSD	Serbian dinar
EUR	Euro	SEK	Swedish krona
GEL	Georgian lari	SGD	Singapore dollar
GBP	British pound	THB	Thailand baht
HKD	Hong Kong dollar	TWD	New Taiwan dollar
HUF	Hungarian forint	UGX	Ugandan shilling
IDR	Indonesian rupiah	USD	U.S. dollar
ILS	Israel new shekel	UYU	Uruguayan peso
INR	Indian rupee	UZS	Uzbekistani som
ISK	Iceland krona	VND	Vietnamese dong
JPY	Japanese yen	ZAR	South African rand
KES	Kenyan shilling

Artisan Developing World Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.9%

Brazil - 8.9%
MercadoLibre, Inc. *	218	$184,574
NU Holdings Ltd., Class A *	21,253	86,499

		271,073

China - 24.9%
Bilibili, Inc., ADR *	3,237	76,689
JD Health International, Inc. *(1)	7,039	64,373
Kanzhun Ltd., ADR *	1,722	35,087
KE Holdings, Inc., ADR *	5,736	80,068
Kweichow Moutai Co. Ltd., Class A (1)	388	96,028
Meituan, Class B *(1)	6,490	143,494
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (1)	1,592	72,282
Tencent Holdings Ltd. (1)	1,666	70,796
Wuxi Biologics Cayman, Inc. *(1)	11,077	85,040
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (1)	850	35,264

		759,121

France - 5.4%
Hermes International (1)	22	34,131
LVMH Moet Hennessy Louis Vuitton SE (1)	130	94,171
Sartorius Stedim Biotech (1)	107	34,974

		163,276

India - 3.1%
HDFC Bank Ltd., ADR	1,397	95,596

Netherlands - 7.7%
Adyen NV *(1)	104	144,262
ASML Holding NV, NYRS	167	91,263

		235,525

Russia - 0.0%
Yandex NV, Class A *(1)(2)(3)	1,677	—

Singapore - 7.0%
Grab Holdings Ltd., Class A *	10,599	34,127
Sea Ltd., ADR *	3,432	178,544

		212,671

United States - 41.9%
Airbnb, Inc., Class A *	2,331	199,260
Align Technology, Inc. *	293	61,873
Crowdstrike Holdings, Inc., Class A *	1,419	149,363
Estee Lauder Cos., Inc. (The), Class A	296	73,339
Mastercard, Inc., Class A	102	35,404
Netflix, Inc. *	319	94,119
NVIDIA Corp.	1,257	183,770
Snap, Inc., Class A *	8,590	76,878
Snowflake, Inc., Class A *	508	72,892
Unity Software, Inc. *	3,168	90,580
Veeva Systems, Inc., Class A *	557	89,956
Visa, Inc., Class A	723	150,161

		1,277,595

Total common stocks (Cost $2,721,185)		3,014,857

Total investments - 98.9% (Cost $2,721,185)		3,014,857

Other assets less liabilities - 1.1%		34,735

Total net assets - 100.0% #		$3,049,592

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $874,815, or 28.7% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan Developing World Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Yandex NV	10/13/2016 - 01/25/2022	$48,814	$—	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$532,113	17.7%
Consumer Discretionary	720,003	23.9
Consumer Staples	169,367	5.6
Financials	182,095	6.0
Health Care	379,389	12.6
Industrials	34,127	1.1
Information Technology	917,695	30.4
Real Estate	80,068	2.7

Total investments	$3,014,857	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CNY	$203,574	6.7%
EUR	307,538	10.2
HKD	363,703	12.1
USD	2,140,042	71.0

Total investments	$3,014,857	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 69.9%

Albania - 1.3%
Republic of Albania 3.50%, 10/9/2025	EUR	300	$298

Angola - 2.7%
Republic of Angola
(ICE LIBOR USD 6 Month + 7.50%), 12.64%, 7/1/2023 (1)		458	459
6.93%, 2/19/2027		186	169

			628

Armenia - 1.0%
Republic of Armenia 3.60%, 2/2/2031		290	230

Benin - 3.3%
Benin Government Bond 4.88%, 1/19/2032	EUR	930	771

Cameroon - 2.5%
Republic of Cameroon 9.50%, 11/19/2025		600	581

Colombia - 1.8%
Republic of Colombia 2.63%, 3/15/2023		425	422

Croatia - 1.8%
Republic of Croatia 1.75%, 3/4/2041	EUR	580	437

Dominican Republic - 6.9%
Dominican Republic Government Bond
8.90%, 2/15/2023	DOP	39,950	705
11.50%, 5/10/2024	DOP	3,700	66
6.88%, 1/29/2026		100	101
9.75%, 6/5/2026	DOP	16,000	272
4.88%, 9/23/2032		300	249
5.30%, 1/21/2041		150	116
5.88%, 1/30/2060		150	110

			1,619

Egypt - 2.7%
Arab Republic of Egypt
4.75%, 4/11/2025	EUR	400	381
8.75%, 9/30/2051		400	268

			649

El Salvador - 0.5%
Republic of El Salvador 7.75%, 1/24/2023		120	116

Georgia - 1.9%
Republic of Georgia 8.13%, 1/25/2023	GEL	1,220	451

Indonesia - 4.0%
Republic of Indonesia
6.38%, 4/15/2032	IDR	4,100,000	253
8.25%, 5/15/2036	IDR	9,854,000	690

			943

Iraq - 4.4%
Republic of Iraq
6.75%, 3/9/2023		$400	394
5.80%, 1/15/2028		698	642

			1,036

Ivory Coast - 1.7%
Republic of Cote d’Ivoire 5.25%, 3/22/2030	EUR	445	401

Kenya - 0.8%
Republic of Kenya 6.88%, 6/24/2024		200	184

Macedonia - 3.9%
Republic of North Macedonia
5.63%, 7/26/2023	EUR	748	799
2.75%, 1/18/2025	EUR	120	119

			918

Mongolia - 1.7%
State of Mongolia 8.75%, 3/9/2024		415	399

Nigeria - 2.8%
Federal Republic of Nigeria
7.63%, 11/21/2025 (2)		521	479
9.25%, 1/21/2049		232	173

			652

Papua New Guinea - 1.1%
Papua New Guinea Government International Bond 8.38%, 10/4/2028		300	260

Paraguay - 0.8%
Republic of Paraguay 4.63%, 1/25/2023		205	203

Peru - 4.5%
Bonos de la Tesoreria 6.15%, 8/12/2032	PEN	4,650	1,075

Romania - 7.6%
Romania Government Bond
2.88%, 5/26/2028	EUR	280	259
6.63%, 9/27/2029 (2)	EUR	190	204
3.62%, 5/26/2030	EUR	660	576
Series 10Y, 8.25%, 9/29/2032	RON	2,710	588
4.63%, 4/3/2049	EUR	200	155

			1,782

Serbia - 6.6%
Republic of Serbia
2.00%, 4/6/2023	RSD	89,800	812
1.50%, 6/26/2029	EUR	195	149
1.65%, 3/3/2033	EUR	905	586

			1,547

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Uzbekistan - 3.6%
Republic of Uzbekistan 14.50%, 11/25/2023	UZS	10,000,000	862

Total Sovereign Government Bonds (Cost $16,444)			16,464

CORPORATE BONDS - 11.3%

Brazil - 2.1%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031		$300	247
Unigel Luxembourg SA 8.75%, 10/1/2026		253	252

			499

Chile - 1.0%
ATP Tower Holdings LLC 4.05%, 4/27/2026 (2)		270	238

China - 0.5%
CAR, Inc. 9.75%, 3/31/2024		128	110

Colombia - 2.8%
Aris Mining Corp. 6.88%, 8/9/2026		277	216
EnfraGen Energia Sur SA 5.38%, 12/30/2030		280	196
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025		275	240

			652

Czech Republic - 0.4%
Energo-Pro A/S 4.50%, 5/4/2024	EUR	100	100

Georgia - 0.9%
Georgia Capital JSC 6.13%, 3/9/2024		225	213

Mexico - 1.0%
Electricidad Firme de Mexico Holdings SA de CV 4.90%, 11/20/2026		277	243

Nigeria - 1.0%
SEPLAT Energy plc 7.75%, 4/1/2026		285	225

Peru - 0.7%
PetroTal Corp. 12.00%, 2/16/2024		150	151

Tanzania - 0.9%
HTA Group Ltd. 7.00%, 12/18/2025 (2)		240	221

Total corporate bonds (Cost $2,684)			2,652

SHORT-TERM INVESTMENTS - 13.3%

SOVEREIGN GOVERNMENT TREASURY BILL - 2.8%
Banco Central del Uruguay 5.13%, 1/4/2023 (Cost $665) (3)	UYU	27,000	675

U.S. TREASURY OBLIGATIONS - 7.6%
U.S. Treasury Bills 3.66%, 1/3/2023 (3)		900	900
U.S. Treasury Bills 4.10%, 2/28/2023 (3)		900	894

Total U.S. Treasury Obligations (Cost $1,794)			1,794

	Shares Held

INVESTMENT COMPANIES - 2.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04%230			230
Federated Treasury Obligations Fund - Institutional Class, 4.15%223			223
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.18%223			223

Total investment companies (Cost $676)			676

Total short-term investments (Cost $3,135)			3,145

Total investments - 94.5% (Cost $22,263)			22,261

Other assets less liabilities - 5.5%			1,293

Total net assets - 100.0% #			$23,554

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2022.

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Yield to maturity.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$963	4.3%
Financials	213	1.0
Foreign Government Securities	16,464	73.9
Industrials	569	2.6
Materials	468	2.1
Utilities	439	2.0
Short-Term Investment	3,145	14.1%

Total investments	$22,261	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
DOP	$1,043	4.7%
EUR	5,235	23.5
GEL	451	2.0
IDR	943	4.2
PEN	1,075	4.8
RON	588	2.7
RSD	812	3.7
USD	10,577	47.5
UYU	675	3.0
UZS	862	3.9

Total investments	$22,261	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	641,534	EUR		1,551	SCB	1/3/2023	$59
IDR**	4,013,621	USD		255	CITI	1/3/2023	3
BRL**	5,156	USD		951	CITI	1/4/2023	25
USD	986	BRL	**	5,156	CITI	1/4/2023	9
PEN**	4,091	USD		1,073	CITI	1/6/2023	4
PLN	4,742	EUR		996	SCB	1/23/2023	13
KZT**	410,890	USD		854	SCB	2/9/2023	25
RON	775	EUR		156	JPM	2/13/2023	—	^
EUR	90	USD		95	SCB	3/15/2023	1
CZK	16,000	EUR		652	SCB	3/20/2023	4
HUF	641,534	EUR		1,554	SCB	4/3/2023	3
RSD	38,442	EUR		321	JPM	4/28/2023	4
UZS**	567,859	USD		49	JPM	5/4/2023	2	(1)
KES**	123,000	USD		901	SCB	12/6/2023	62

Total unrealized appreciation							214

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,604	HUF	641,534	SCB	1/3/2023	$(3)
USD	257	IDR**	4,013,621	CITI	1/3/2023	(1)
USD	1,064	PEN**	4,091	CITI	1/6/2023	(13)
USD	611	RON	2,858	JPM	1/9/2023	(7)
MXN	11,447	USD	587	SCB	1/31/2023	(3)
BRL**	5,156	USD	978	CITI	2/2/2023	(7)
USD	1,070	PEN**	4,091	CITI	2/6/2023	(4)
RON	7,965	EUR	1,604	JPM	2/13/2023	(1)
USD	6,209	EUR	5,832	SCB	3/15/2023	(64)
USD	268	IDR**	4,200,000	CITI	5/23/2023	(1)
USD	254	IDR**	4,013,621	CITI	6/30/2023	(3)

Total unrealized depreciation						(107)

Net unrealized appreciation						$107

**	Non-deliverable.
(1)	Valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

FUTURES CONTRACTS

Dollar values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
Euro-Bobl	(16)	3/8/2023	EUR	$(1,600)	$(1,982)	$59
Euro-Bund	(15)	3/8/2023	EUR	(1,500)	(2,134)	116
Euro-Schatz	(11)	3/8/2023	EUR	(1,100)	(1,241)	13
U.S. Treasury 2 Year Note	(22)	3/31/2023	USD	(4,400)	(4,512)	(5)
U.S. Treasury 5 Year Note	(6)	3/31/2023	USD	(600)	(648)	2
U.S. Treasury 10 Year Note	(10)	3/22/2023	USD	(1,000)	(1,123)	6
U.S. Treasury Long Bond	(3)	3/22/2023	USD	(300)	(376)	3

Net unrealized appreciation						$194

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Centrally Cleared Credit Default Swap-Sell Protection

(Dollar values in thousands)

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	6/20/2023	USD 205	(1)	2	1

Total					(1)	2	1

Centrally Cleared Interest Rate Swaps

(Values in thousands)

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day CDI at termination	12.70 at termination	Pay	1/3/2028	BRL 2,100	—	4	4

Total unrealized appreciation					—	4	4

4 week TIIE monthly	8.55 monthly	Pay	4/2/2027	MXN 13,500	—	(8)	(8)
4 week TIIE monthly	8.65 monthly	Pay	5/17/2032	MXN 8,570	—	(3)	(3)
4 week TIIE monthly	8.73 monthly	Pay	6/21/2032	MXN 7,200	—	— ^	— ^
4 week TIIE monthly	8.72 monthly	Pay	9/1/2032	MXN 9,900	(5)	4	(1)
4 week TIIE monthly	8.70 monthly	Pay	11/25/2027	MXN 8,500	—	(2)	(2)
3 month JIBAR quarterly	8.93 quarterly	Pay	11/30/2032	ZAR 4,550	—	(5)	(5)
1 day CDI at termination	11.39 at termination	Pay	1/2/2032	BRL 640	—	(12)	(12)
1 day CDI at termination	11.29 at termination	Pay	1/2/2032	BRL 750	—	(15)	(15)
1 day CDI at termination	11.41 at termination	Pay	1/2/2026	BRL 3,950	—	(27)	(27)
1 day CDI at termination	11.44 at termination	Pay	1/3/2028	BRL 2,400	—	(24)	(24)

Total unrealized depreciation					(5)	(92)	(97)

Total					(5)	(88)	(93)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Floating Rate Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value

BANK LOANS - 79.3%

Auto Parts & Equipment - 0.5%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 8.82%, 5/11/2028 (1)	$343	$230

Building Materials - 0.8%
CP Atlas Buyer, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 3.50%), 7.88%, 11/23/2027 (1)	410	358

Chemicals - 1.0%
Iris Holding, Inc. First Lien Term Loan (SOFR + 4.75%), 8.94%, 6/28/2028 (1)	499	452

Commercial Services - 14.3%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 9.63%, 12/21/2028 (1)	576	493
Employbridge Holding Co. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.75%, 9.48%, 7/19/2028 (1)	15	12
(ICE LIBOR USD 3 Month + 4.75%, 9.49%, 7/19/2028 (1)	1,480	1,200
KUEHG Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 2/21/2025 (1)	2,405	2,304
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (SOFR + 3.50%), 8.08%, 5/23/2025 (1)	363	357
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (SOFR + 7.50%), 12.08%, 5/26/2026 (1)	315	309
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 8.82%, 4/11/2029 (1)	857	763
Spin Holdco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 8.77%, 3/4/2028 (1)	750	630
Trans Union LLC First Lien Term Loan B5 (ICE LIBOR USD 1 Month + 1.75%), 6.13%, 11/16/2026 (1)	743	732

		6,800

Diversified Financial Services - 3.8%
Advisor Group Holdings, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 4.50%), 8.88%, 7/31/2026 (1)	118	116
Edelman Financial Engines Center LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.88%, 4/7/2028 (1)	638	594
Edelman Financial Engines Center LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 11.13%, 7/20/2026 (1)	1,250	1,120

		1,830

Entertainment - 3.2%
Formula One Management Ltd. First Lien Term Loan B (SOFR + 3.25%), 7.57%, 1/15/2030 (1)	1,500	1,498

Food - 4.3%
B&G Foods, Inc. First Lien Term Loan B4 (ICE LIBOR USD 1 Month + 2.50%), 6.88%, 10/10/2026 (1)	985	927
Dairyland USA Corp. First Lien Term Loan (SOFR + 4.75%), 9.17%, 8/23/2029 (1)	998	986
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.88%, 9/23/2027 (1)	118	113

		2,026

Food Service - 2.3%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 9.89%, 5/15/2028 (1)	1,212	1,007
TKC Midco 1 LLC First Lien Term Loan 12.00% Cash, 13.00% PIK, 2/15/2027	187	107

		1,114

Healthcare-Products - 2.5%
Medline Borrower LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 10/23/2028 (1)	1,255	1,191

Healthcare-Services - 0.4%
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.05%, 8/31/2026 (1)	183	180

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

Home Furnishings - 0.7%
Weber-Stephen Products LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 10/30/2027 (1)	401	337

Household Products/Wares - 2.0%
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.88%, 7/21/2028 (1)	1,049	943

Insurance - 7.5%
Acrisure LLC First Lien Term Loan B3 (ICE LIBOR USD 1 Month + 4.25%), 8.63%, 2/15/2027 (1)	233	225
AssuredPartners, Inc. First Lien Term Loan (SOFR + 3.50%), 7.82%, 2/12/2027 (1)	767	743
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.88%, 2/12/2027 (1)	573	556
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.38%, 1/27/2027 (1)	737	713
Hub International Ltd. First Lien Term Loan B (SOFR + 4.00%), 8.22%, 11/10/2029 (1)	500	494
USI, Inc., First Lien Term Loan B (SOFR + 3.75%), 8.33%, 11/22/2029 (1)	802	793

		3,524

Internet - 1.5%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 12/6/2027 (1)	796	735

Investment Companies - 2.4%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 10.63%, 11/5/2029 (1)	1,211	1,118

Leisure Time - 3.2%
Carnival Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 10/18/2028 (1)	579	541
MajorDrive Holdings IV LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 8.81%, 6/1/2028 (1)	118	111
NCL Corp., Ltd. First Lien Term Loan A (ICE LIBOR USD 3 Month + 1.75%), 5.42%, 1/2/2024 (1)	957	909

		1,561

Pharmaceuticals - 1.0%
Covetrus, Inc. First Lien Term Loan (SOFR + 5.00%), 9.58%, 10/13/2029 (1)	500	467

Software - 19.3%
Applied Systems, Inc. First Lien Term Loan B (SOFR + 4.50%), 9.08%, 9/18/2026 (1)	232	230
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 10.91%, 9/17/2027 (1)	118	117
Central Parent, Inc. First Lien Term Loan B (SOFR + 4.50%), 9.08%, 7/6/2029 (1)	500	495
CommerceHub, Inc. First Lien Term Loan B (SOFR + 4.00%), 7.67%, 12/29/2027 (1)	496	454
CommerceHub, Inc. Second Lien Term Loan B (SOFR + 7.00%), 11.53%, 12/29/2028 (1)	60	47
Epicor Software Corp. First Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 7/30/2027 (1)	578	554
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 9.55%, 3/1/2029 (1)	924	739
Orchid Finco LLC First Lien Term Loan B (SOFR + 4.75%), 9.58%, 7/27/2027 (1)	818	704
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.38%, 4/24/2028 (1)	430	408
Renaissance Holdings Corp. First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 7.63%, 5/30/2025 (1)	232	221
(SOFR + 4.50%), 8.72%, 3/30/2029 (1)	995	954
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 11.38%, 5/29/2026 (1)	120	111
SS&C Technologies Holdings, Inc. First Lien Term Loan B3 (ICE LIBOR USD 1 Month + 1.75%), 6.13%, 4/16/2025 (1)	443	434

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

SS&C Technologies Holdings, Inc. First Lien Term Loan B4 (ICE LIBOR USD 1 Month + 1.75%), 6.13%, 4/16/2025 (1)	360	353
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 7.00%, 5/4/2026 (1)	1,932	1,835
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 9.00%, 5/3/2027 (1)	257	235
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 8.38%, 4/6/2028 (1)	1,485	1,252

		9,143

Telecommunications - 6.2%
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 9.23%, 10/4/2028 (1)	2,184	1,957
Maxar Technologies, Inc. First Lien Term Loan B (SOFR + 4.25%), 8.67%, 6/14/2029 (1)	995	994

		2,951

Transportation - 2.4%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%, 9.88%, 8/4/2025 (1)	887	785
(ICE LIBOR USD 3 Month + 5.50%, 9.91%, 8/4/2025 (1)	200	177
(ICE LIBOR USD 3 Month + 5.50%, 10.23%, 8/4/2025 (1)	176	156

		1,118

Total bank loans (Cost $39,964)		37,576

CORPORATE BONDS - 7.5%

Banks - 1.1%
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 5.53%, 1/30/2023 (1)(2)	720	541

Diversified Financial Services - 0.4%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (3)	194	195

Healthcare-Products - 1.0%
Medline Borrower LP 3.88%, 4/1/2029 (3)	600	484

Insurance - 1.7%
Acrisure LLC 4.25%, 2/15/2029 (3)	320	264
Ryan Specialty Group LLC 4.38%, 2/1/2030 (3)	650	563

		827

Internet - 1.0%
Arches Buyer, Inc. 4.25%, 6/1/2028 (3)	585	458

Machinery-Diversified - 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (3)	80	80

Miscellaneous Manufacturing - 1.1%
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 8.10%, 3/15/2023 (1)(2)	510	501

Retail - 1.0%
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (3)	500	467

Total corporate bonds (Cost $3,822)		3,553

	No. of Warrants
WARRANTS - 0.0%

Diversified Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—) *(4)(5)	1	—

	Shares Held
SHORT-TERM INVESTMENTS - 9.1%

INVESTMENT COMPANIES - 9.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04%	1,464	1,464
Federated Treasury Obligations Fund - Institutional Class, 4.15%	1,420	1,420
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.18%	1,421	1,421

Total short-term investments (Cost $4,305)		4,305

		Value

Total investments - 95.9% (Cost $48,091)		$45,434

Other assets less liabilities - 4.1%		1,933

Total net assets - 100.0% #		$47,367

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2022.

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Perpetual security. The rate reflected was the rate in effect on December 31, 2022. The maturity date reflects the next call date.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $–, or 0.0% of total net assets. See notes (A) and (B) in the accompanying notes.

(5)	Defaulted security.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,449	9.8%
Consumer Discretionary	2,128	4.7
Consumer Staples	4,083	9.0
Financials	8,798	19.4
Health Care	2,322	5.1
Industrials	8,561	18.8
Information Technology	10,336	22.7
Materials	452	1.0
Short-Term Investments	4,305	9.5

Total investments	$45,434	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

Aerospace & Defense - 4.1%
TransDigm Group, Inc.	99	$62,156

Capital Markets - 5.5%
Moody’s Corp.	27	7,469
S&P Global, Inc.	230	76,991

		84,460

Chemicals - 2.2%
Air Products and Chemicals, Inc.	75	23,264
Linde plc (1)	31	10,105

		33,369

Communications Equipment - 4.3%
Motorola Solutions, Inc.	255	65,771

Construction & Engineering - 2.6%
Quanta Services, Inc.	280	39,846

Electric Utilities - 9.0%
Constellation Energy Corp.	349	30,089
NextEra Energy, Inc.	1,295	108,244

		138,333

Equity Real Estate Investment Trusts (REITs) - 7.6%
American Tower Corp.	398	84,424
SBA Communications Corp.	117	32,838

		117,262

Health Care Equipment & Supplies - 3.8%
Dexcom, Inc. *	304	34,425
Intuitive Surgical, Inc. *	92	24,390

		58,815

Health Care Providers & Services - 16.1%
Elevance Health, Inc.	142	72,947
McKesson Corp.	218	81,958
UnitedHealth Group, Inc.	174	92,323

		247,228

Hotels, Restaurants & Leisure - 3.7%
Starbucks Corp.	564	55,990

IT Services - 6.7%
Visa, Inc., Class A	497	103,232

Life Sciences Tools & Services - 1.1%
Danaher Corp.	32	8,469
Thermo Fisher Scientific, Inc.	15	8,489

		16,958

Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc.	51	7,684

Personal Products - 1.3%
Estee Lauder Cos., Inc. (The), Class A	82	20,259

Pharmaceuticals - 1.7%
Eli Lilly & Co.	70	25,737

Road & Rail - 7.6%
Canadian Pacific Railway Ltd. (1)	1,573	117,365

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. *	769	49,802
NVIDIA Corp.	310	45,373

		95,175

Software - 4.2%
Microsoft Corp.	130	31,207
Oracle Corp.	397	32,487

		63,694

Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc., Class B	170	19,897

Wireless Telecommunication Services - 6.2%
T-Mobile US, Inc. *	679	95,085

Total common stocks (Cost $1,389,307)		1,468,316

	No. of Contracts‡
OPTIONS PURCHASED - 1.2%

Call Options - 1.2%
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. 9/15/2023 at USD 50.00; Notional Amount: USD 17,069	2,032	7,590

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The) 6/16/2023 at USD 230.00; Notional Amount: USD 65,030	2,621	9,855

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 6/16/2023 at USD 120.00; Notional Amount: USD 14,334	1,225	1,283

Total Call Options		18,728

Total Options Purchased (Cost $14,595)		18,728

	Shares Held
SHORT-TERM INVESTMENT - 1.6%

INVESTMENT COMPANY - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $25,091)	25,091	25,091

Total investments - 98.5% (Cost $1,428,993)		1,512,135

Other assets less liabilities - 1.5%		22,884

Total net assets - 100.0%#		$1,535,019

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canadian Pacific Railway Ltd.	Canada	USD
Linde plc	United Kingdom	USD

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$95,085	6.3%
Consumer Discretionary	84,760	5.6
Consumer Staples	30,114	2.0
Energy	7,685	0.5
Financials	84,460	5.6
Health Care	348,737	23.1
Industrials	219,368	14.5
Information Technology	327,871	21.7
Materials	33,368	2.2
Real Estate	117,262	7.7
Utilities	138,334	9.1
Short-Term Investment	25,091	1.7%

Total investments	$1,512,135	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	55,881	USD	40,921	JPM	2/2/2023	$356
USD	156,714	CAD	210,219	JPM	2/2/2023	1,434

Total unrealized appreciation						1,790

CAD	3,326	USD	2,458	JPM	2/2/2023	(1)

Total unrealized depreciation						(1)

Net unrealized appreciation						$1,789

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.9%

Brazil - 2.3%
Hapvida Participacoes e Investimentos SA *(1)	2,141	$2,082
NU Holdings Ltd., Class A *	515	2,097
XP, Inc., Class A *	85	1,299

		5,478

Canada - 2.1%
Altus Group Ltd.	48	1,920
CAE, Inc. *	161	3,117

		5,037

China - 0.7%
Silergy Corp. (1)	122	1,730

Denmark - 6.1%
Ascendis Pharma A/S, ADR *	72	8,822
Genmab A/S *(1)	3	1,437
Vestas Wind Systems A/S (1)	146	4,280

		14,539

Finland - 1.4%
Metso Outotec OYJ (1)	321	3,311

Germany - 3.8%
CTS Eventim AG & Co. KGaA *(1)	64	4,063
Gerresheimer AG (1)	58	3,889
Puma SE (1)	18	1,105

		9,057

Hong Kong - 3.8%
Techtronic Industries Co. Ltd. (1)	817	9,102

Iceland - 0.9%
Marel HF (1)	641	2,208

Italy - 2.0%
Davide Campari-Milano NV (1)	117	1,184
Industrie De Nora SpA *(1)	76	1,159
Moncler SpA (1)	44	2,338

		4,681

Japan - 1.7%
Obic Co. Ltd. (1)	27	4,007

Luxembourg - 1.8%
Eurofins Scientific SE (1)	58	4,194

Netherlands - 2.5%
Argenx SE, ADR *	16	6,000

Norway - 1.3%
Nordic Semiconductor ASA *(1)	186	3,107

United Kingdom - 5.8%
CNH Industrial NV (1)	452	7,258
London Stock Exchange Group plc (1)	52	4,508
Smiths Group plc (1)	104	2,008

		13,774

United States - 58.7%
Advanced Micro Devices, Inc. *	101	6,546
Arista Networks, Inc. *	31	3,787
Atlassian Corp., Class A *	30	3,893
Bentley Systems, Inc., Class B	53	1,969
Bill.com Holdings, Inc. *	20	2,190
Boston Scientific Corp. *	234	10,820
Catalent, Inc. *	115	5,179
Ceridian HCM Holding, Inc. *	37	2,402
Cooper Cos., Inc. (The)	8	2,672
Datadog, Inc., Class A *	7	480
First Republic Bank	23	2,781
Five Below, Inc. *	14	2,479
Global Payments, Inc.	43	4,249
Guidewire Software, Inc. *	45	2,818
HubSpot, Inc. *	16	4,728
Ingersoll Rand, Inc.	104	5,435
iRhythm Technologies, Inc. *	33	3,096
Lattice Semiconductor Corp. *	110	7,120
MACOM Technology Solutions Holdings, Inc. *	28	1,789
Monolithic Power Systems, Inc.	7	2,515
Morningstar, Inc.	18	3,862
Nasdaq, Inc.	115	7,064
Novanta, Inc. *	11	1,524
ON Semiconductor Corp. *	100	6,217
Papa John’s International, Inc.	16	1,303
S&P Global, Inc.	4	1,403
Saia, Inc. *	6	1,162
SVB Financial Group *	12	2,674
Take-Two Interactive Software, Inc. *	17	1,720
Teledyne Technologies, Inc. *	13	5,069
Tradeweb Markets, Inc., Class A	53	3,472
Valmont Industries, Inc.	21	6,986
Veeva Systems, Inc., Class A *	73	11,802
Workiva, Inc. *	49	4,073
Zscaler, Inc. *	42	4,741

		140,020

Total common stocks (Cost $213,404)		226,245

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 3.7%

INVESTMENT COMPANY - 3.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $8,799)	8,799	8,799

Total investments - 98.6% (Cost $222,203)		235,044

Other assets less liabilities - 1.4%		3,272

Total net assets - 100.0%#		$238,316

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $62,970, or 26.4% of total net assets. See notes (A) and (B) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,783	2.5%
Consumer Discretionary	7,225	3.1
Consumer Staples	1,184	0.5
Financials	29,160	12.4
Health Care	59,993	25.5
Industrials	46,026	19.6
Information Technology	74,954	31.9
Real Estate	1,920	0.8
Short-Term Investment	8,799	3.7

Total investments	$235,044	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$2,082	0.9%
CAD	5,037	2.1
DKK	5,717	2.4
EUR	30,709	13.1
GBP	6,516	2.8
HKD	9,102	3.9
JPY	4,007	1.7
NOK	3,107	1.3
TWD	1,730	0.7
USD	167,037	71.1

Total investments	$235,044	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.8%

Belgium - 1.2%
UCB SA (1)	30	$2,344

Canada - 4.4%
Canadian National Railway Co.	18	2,120
Canadian Pacific Railway Ltd.	71	5,293
Descartes Systems Group, Inc. (The) *	14	948

		8,361

China - 10.4%
Alibaba Group Holding Ltd., ADR *	57	5,037
ANTA Sports Products Ltd. (1)	105	1,379
China Longyuan Power Group Corp. Ltd., Class H (1)	1,465	1,792
China Tourism Group Duty Free Corp. Ltd., Class A (1)	107	3,334
Luckin Coffee, Inc., ADR *	76	1,667
Trip.com Group Ltd., ADR *	119	4,087
Wuliangye Yibin Co. Ltd., Class A (1)	104	2,680

		19,976

Denmark - 5.9%
Ascendis Pharma A/S, ADR *	22	2,637
Novo Nordisk A/S, ADR	7	963
Novo Nordisk A/S, Class B (1)	29	3,968
ROCKWOOL A/S, Class B (1)	16	3,788

		11,356

Finland - 0.6%
Neste OYJ (1)	26	1,211

France - 4.5%
BNP Paribas SA (1)	59	3,352
EssilorLuxottica SA (1)	4	795
LVMH Moet Hennessy Louis Vuitton SE (1)	4	2,940
Pernod Ricard SA (1)	7	1,434

		8,521

Germany - 1.9%
Deutsche Telekom AG (1)	114	2,278
Dr Ing hc F Porsche AG (Preference) *(1)	13	1,346

		3,624

Hong Kong - 0.2%
AIA Group Ltd. (1)	37	412

India - 1.0%
Reliance Industries Ltd. (1)	63	1,926

Italy - 2.7%
BFF Bank SpA (1)	644	5,105

Japan - 1.2%
Azbil Corp. (1)	95	2,393

Netherlands - 7.0%
Adyen NV *(1)	1	721
Argenx SE, ADR *	14	5,461
Argenx SE *(1)	0	50
ING Groep NV (1)	321	3,911
Shell plc (1)	115	3,257

		13,400

Norway - 0.6%
Volue ASA *(1)	377	1,082

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR (1)(2)(3)	136	—
Sberbank of Russia PJSC *(1)(2)(3)	1,137	—

		—

Singapore - 2.3%
DBS Group Holdings Ltd. (1)	80	2,036
United Overseas Bank Ltd. (1)	102	2,336

		4,372

Spain - 1.6%
Ferrovial SA (1)	114	2,982

Sweden - 1.6%
Nibe Industrier AB, Class B (1)	319	2,982

Switzerland - 3.1%
Cie Financiere Richemont SA (1)	17	2,226
UBS Group AG (1)	199	3,713

		5,939

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	12	175

United Arab Emirates - 0.5%
Americana Restaurants International plc *(1)	1,133	916

United Kingdom - 5.6%
AstraZeneca plc, ADR	31	2,075
AstraZeneca plc (1)	12	1,637
BAE Systems plc (1)	190	1,968
Linde plc (1)	4	1,368
TechnipFMC plc *	119	1,451
Unilever plc (1)	42	2,117

		10,616

United States - 40.4%
Amazon.com, Inc. *	52	4,368
Aon plc, Class A	9	2,840
Arthur J Gallagher & Co.	4	843
Baker Hughes Co.	102	3,014
Booking Holdings, Inc. *	2	3,613
Carrier Global Corp.	86	3,562

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

Charles River Laboratories International, Inc. *	7	1,548
Chesapeake Energy Corp.	28	2,610
Cigna Corp.	8	2,506
Darling Ingredients, Inc. *	58	3,657
Halozyme Therapeutics, Inc. *	179	10,184
Intercontinental Exchange, Inc.	45	4,597
Intuit, Inc.	5	2,091
Natera, Inc. *	28	1,121
Norfolk Southern Corp.	16	3,916
Schlumberger Ltd.	186	9,954
Stryker Corp.	13	3,161
TJX Cos., Inc. (The)	45	3,595
T-Mobile US, Inc. *	44	6,183
Trane Technologies plc	15	2,567
Visa, Inc., Class A	7	1,383

		77,313

Total common stocks (Cost $175,374)		185,006

SHORT-TERM INVESTMENT - 2.2%

INVESTMENT COMPANY - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $4,256)	4,256	4,256

Total investments - 99.0% (Cost $179,630)		189,262

Other assets less liabilities - 1.0%		1,896

Total net assets - 100.0% #		$191,158

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $75,954, or 39.7% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$4,291	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	4,750	—	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$8,461	4.5%
Consumer Discretionary	34,508	18.2
Consumer Staples	9,888	5.2
Energy	23,423	12.4
Financials	29,145	15.4
Health Care	38,450	20.3
Industrials	29,178	15.4
Information Technology	8,793	4.7
Materials	1,368	0.7
Utilities	1,792	1.0
Short-Term Investment	4,256	2.2

Total investments	$189,262	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AED	$916	0.5%
CAD	8,361	4.4
CHF	5,939	3.1
CNY	6,014	3.2
DKK	7,756	4.1
EUR	29,837	15.8
GBP	8,979	4.7
HKD	3,583	1.9
INR	1,926	1.0
JPY	2,393	1.3
NOK	1,082	0.6
RUB	0	0.0
SEK	2,982	1.6
SGD	4,372	2.3
TWD	175	0.1
USD	104,947	55.4

Total investments	$189,262	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.2%

Brazil - 1.0%
NU Holdings Ltd., Class A *	6,872	$27,971

Denmark - 6.7%
Genmab A/S *(1)	74	31,320
Novo Nordisk A/S, Class B (1)	775	104,909
Vestas Wind Systems A/S (1)	1,761	51,448

		187,677

Germany - 1.2%
BioNTech SE, ADR	226	34,022

Hong Kong - 7.3%
AIA Group Ltd. (1)	6,122	67,446
Techtronic Industries Co. Ltd. (1)	12,494	139,118

		206,564

Japan - 4.0%
Hoya Corp. (1)	446	43,134
Keyence Corp. (1)	182	71,136

		114,270

Netherlands - 1.2%
Adyen NV *(1)	25	35,012

Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA (1)	2,676	16,158

Sweden - 3.7%
Hexagon AB, Class B (1)	5,360	56,346
Telefonaktiebolaget LM Ericsson, Class B (1)	8,139	47,663

		104,009

Switzerland - 7.4%
Cie Financiere Richemont SA (1)	216	27,935
Lonza Group AG (1)	207	101,967
UBS Group AG (1)	4,253	79,265

		209,167

United Kingdom - 8.7%
AstraZeneca plc (1)	730	99,029
CNH Industrial NV (1)	5,364	86,153
London Stock Exchange Group plc (1)	686	59,185

		244,367

United States - 53.4%
Advanced Micro Devices, Inc. *	1,827	118,338
Airbnb, Inc., Class A *	460	39,341
Alphabet, Inc., Class A *	926	81,690
Amazon.com, Inc. *	288	24,208
Aptiv plc *	294	27,403
Arista Networks, Inc. *	358	43,489
Atlassian Corp., Class A *	498	64,127
Boston Scientific Corp. *	2,726	126,153
Charles Schwab Corp. (The)	1,136	94,612
Chipotle Mexican Grill, Inc. *	43	60,279
CoStar Group, Inc. *	273	21,082
Danaher Corp.	297	78,749
Ingersoll Rand, Inc.	1,097	57,323
Intuit, Inc.	45	17,402
Lowe’s Cos., Inc.	182	36,197
Lululemon Athletica, Inc. *	211	67,630
Netflix, Inc. *	96	28,242
NextEra Energy, Inc.	1,721	143,888
ON Semiconductor Corp. *	948	59,132
Progressive Corp. (The)	613	79,572
S&P Global, Inc.	42	14,162
SVB Financial Group *	133	30,701
Tesla, Inc.*	79	9,674
Veeva Systems, Inc., Class A *	899	145,027
Zscaler, Inc. *	330	36,977

		1,505,398

Total common stocks (Cost $2,037,040)		2,684,615

SHORT-TERM INVESTMENT - 3.2%

INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $89,203)	89,203	89,203

Total investments - 98.4% (Cost $2,126,243)		2,773,818

Other assets less liabilities - 1.6%		43,763

Total net assets - 100.0% #		$2,817,581

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,117,224, or 39.7% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan Global Opportunities Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$109,932	4.0%
Consumer Discretionary	292,667	10.5
Financials	469,072	16.9
Health Care	764,310	27.6
Industrials	355,124	12.8
Information Technology	549,622	19.8
Utilities	143,888	5.2
Short-Term Investment	89,203	3.2

Total investments	$2,773,818	100.0%

TRADING CURRENCIES
Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$209,167	7.5%
DKK	187,677	6.8
EUR	137,323	5.0
GBP	158,214	5.7
HKD	206,564	7.5
JPY	114,270	4.1
SEK	104,009	3.7
USD	1,656,594	59.7

Total investments	$2,773,818	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Unconstrained Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 69.8%

Albania - 1.2%
Republic of Albania 3.50%, 10/9/2025	EUR	200	$198

Angola - 2.4%
Republic of Angola (ICE LIBOR USD 6 Month + 7.50%), 12.64%, 7/1/2023 (1)		300	301
6.93%, 2/19/2027		103	93

			394

Armenia - 1.0%
Republic of Armenia 3.60%, 2/2/2031		210	167

Benin - 3.3%
Benin Government Bond 4.88%, 1/19/2032	EUR	650	539

Bolivia - 1.9%
Plurinational State of Bolivia 5.95%, 8/22/2023		315	311

Brazil - 0.6%
Notas do Tesouro Nacional 10.00%, 1/1/2031	BRL	540	89

Cameroon - 2.4%
Republic of Cameroon 9.50%, 11/19/2025		400	387

Colombia - 1.7%
Republic of Colombia 2.63%, 3/15/2023		275	273

Croatia - 1.9%
Republic of Croatia 1.75%, 3/4/2041	EUR	400	301

Dominican Republic - 6.5%
Dominican Republic Government Bond
8.90%, 2/15/2023	DOP	22,350	394
11.50%, 5/10/2024	DOP	4,700	83
9.75%, 6/5/2026	DOP	5,500	94
4.88%, 9/23/2032		300	249
5.30%, 1/21/2041		150	116
5.88%, 1/30/2060		150	110

			1,046

Egypt - 5.0%
Arab Republic of Egypt
4.75%, 4/16/2026	EUR	750	666
8.75%, 9/30/2051		200	134

			800

El Salvador - 0.5%
Republic of El Salvador 7.75%, 1/24/2023		85	82

Georgia - 2.0%
Republic of Georgia 8.13%, 1/25/2023	GEL	860	318

Iceland - 4.7%
Republic of Iceland 1.50%, 5/15/2023	ISK	109,596	760

Iraq - 4.5%
Republic of Iraq
6.75%, 3/9/2023		400	394
5.80%, 1/15/2028		358	329

			723

Ivory Coast - 1.3%
Republic of Cote d’Ivoire 5.38%, 7/23/2024		215	207

Kenya - 1.1%
Republic of Kenya 6.88%, 6/24/2024		200	183

Macedonia - 4.5%
Republic of North Macedonia
5.63%, 7/26/2023	EUR	580	619
2.75%, 1/18/2025	EUR	100	100

			719

Mongolia - 1.5%
State of Mongolia 8.75%, 3/9/2024		260	250

Nigeria - 2.5%
Federal Republic of Nigeria
7.63%, 11/21/2025(2)		286	263
8.25%, 9/28/2051		210	140

			403

Papua New Guinea - 1.1%
Papua New Guinea Government International Bond 8.38%, 10/4/2028		200	174

Paraguay - 0.7%
Republic of Paraguay 4.63%, 1/25/2023		115	114

Peru - 2.1%
Bonos de la Tesoreria 6.15%, 8/12/2032	PEN	1,500	347

Romania - 6.3%
Romania Government Bond
2.88%, 5/26/2028	EUR	200	185
6.63%, 9/27/2029 (2)	EUR	130	140
3.62%, 5/26/2030	EUR	450	393
Series 10Y, 8.25%, 9/29/2032	RON	1,050	228
4.63%, 4/3/2049	EUR	100	77

			1,023

Serbia - 7.4%
Republic of Serbia
2.00%, 4/6/2023	RSD	75,500	683
1.50%, 6/26/2029	EUR	200	153
1.65%, 3/3/2033	EUR	550	356

			1,192

Uzbekistan - 1.7%
Republic of Uzbekistan
14.50%, 11/25/2023 (2)	UZS	330,000	29
14.50%, 11/25/2023	UZS	2,800,000	241

			270

Total Sovereign Government Bonds (Cost $11,092)			11,270

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

CORPORATE BONDS - 12.7%

Brazil - 1.9%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031		200		165
Unigel Luxembourg SA 8.75%, 10/1/2026		140		139

				304

Chile - 1.1%
ATP Tower Holdings LLC 4.05%, 4/27/2026 (2)		200		176

China - 0.4%
CAR, Inc. 9.75%, 3/31/2024		72		62

Colombia - 2.8%
Aris Mining Corp. 6.88%, 8/9/2026		200		156
EnfraGen Energia Sur SA 5.38%, 12/30/2030		200		140
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025		179		156

				452

Czech Republic - 0.6%
Energo-Pro A/S 4.50%, 5/4/2024	EUR	100		100

Georgia - 1.2%
Georgia Capital JSC 6.13%, 3/9/2024		200		190

Mexico - 1.0%
Electricidad Firme de Mexico Holdings SA de CV 4.90%, 11/20/2026		186		163

Nigeria - 1.0%
SEPLAT Energy plc 7.75%, 4/1/2026		200		158

Peru - 0.6%
PetroTal Corp. 12.00%, 2/16/2024 (2)		100		101

Tanzania - 1.1%
HTA Group Ltd. 7.00%, 12/18/2025 (2)		200		184

Uzbekistan - 1.0%
Uzauto Motors AJ 4.85%, 5/4/2026		200		165

Total corporate bonds (Cost $2,050)				2,055

	Shares Held

COMMON STOCK - 0.3%

Georgia - 0.3%
Georgia Capital plc (Cost $31) *(3)		5		40

EXCHANGE TRADED FUND - 0.2%

Equity Funds

SPDR S&P 500 ETF Trust (Cost $36)		—	^	34

	Principal Amount

SHORT-TERM INVESTMENTS - 22.7%

U.S. TREASURY OBLIGATIONS - 1.5%
U.S. Treasury Bills 3.73%, 1/3/2023 (4)		$50		50
U.S. Treasury Bills 3.94%, 2/21/2023 (4)		100		100
U.S. Treasury Bills 4.10%, 2/28/2023 (4)		100		99

Total U.S. Treasury Obligations (Cost $249)				249

REPURCHASE AGREEMENTS - 16.8%
JPMorgan Chase Bank, N.A., Dated 12/15/22, with an interest rate of 2.75% payable by the Portfolio, collateralized by Par 550 Arab Republic of Egypt, 3.88% due 2/16/2026 and a market value of $458 (6)		492		492
JPMorgan Chase Bank, N.A., Dated 12/15/22, with an interest rate of 3.25% payable by the Portfolio, collateralized by Par 500 Republic of Paraguay, 4.70% due 3/27/2027 and a market value of $495 (6)		526		526

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

JPMorgan Chase Bank, N.A., Dated 12/15/22, with an interest rate of 3.35% payable by the Portfolio, collateralized by Par 600 Republic of Guatemala, 4.50% due 5/3/2026 and a market value of $580 (6)	613	613
JPMorgan Chase Bank, N.A., Dated 12/15/22, with an interest rate of 3.95% payable by the Portfolio, collateralized by Par 550 Oriental Republic of Uruguay, 4.38% due 10/27/2027 and a market value of $557 (6)	590	590
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 12/15/22, with an interest rate of 2.25% payable by the Portfolio, collateralized by Par 500 Plurinational State of Bolivia, 7.50% due 3/2/2030 and a market value of $459 (6)	486	485

Total Repurchase Agreements (Cost $2,706)		2,706

	Shares Held

INVESTMENT COMPANIES - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04%	242	242
Federated Treasury Obligations Fund - Institutional Class, 4.15%	234	234
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.18%	235	235

Total investment companies (Cost $711)		711

Total short-term investments (Cost $3,666)		3,666

Total investments - 105.7% (Cost $16,875)		17,065

SECURITIES SOLD SHORT - (16.3)%

COMMON STOCK - (0.5)%

United Kingdom - (0.5)%
Ashmore Group plc (Proceeds $(74)) (3)	(29)	(83)

	Principal Amount

SOVEREIGN GOVERNMENT BONDS - (15.8)%

Bolivia - (2.8)%
Plurinational State of Bolivia 7.50%, 3/2/2030 (5)	$(500)	(459)
Egypt - (2.8)%
Arab Republic of Egypt 3.88%, 2/16/2026 (5)	(550)	(458)

Guatemala - (3.6)%
Republic of Guatemala 4.50%, 5/3/2026 (5)	(600)	(580)

Paraguay - (3.1)%
Republic of Paraguay 4.70%, 3/27/2027 (5)	(500)	(495)

Uruguay - (3.5)%
Oriental Republic of Uruguay 4.38%, 10/27/2027 (5)	(550)	(557)

Total Sovereign Government Bonds (Proceeds $(2,541))		(2,549)

Total securities sold short (Proceeds (2,615))		(2,632)

Total investments after securities sold short- 89.4% (Cost $14,260)		14,433

Other assets less liabilities - 10.6%		1,713

Total net assets - 100.0%#		$16,146

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2022.

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $(43), or -0.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(4)	Yield to maturity.
(5)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.
(6)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$165	1.0%
Energy	680	4.0
Financials	230	1.3
Foreign Government Securities	11,270	66.0
Industrials	422	2.5
Investment Funds	34	0.2
Materials	295	1.7
Utilities	303	1.8
Short-Term Investment	3,666	21.5

Total investments	$17,065	100.0%

TRADING CURRENCIES
Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$89	0.5%
DOP	571	3.4
EUR	3,827	22.4
GBP	40	0.2
GEL	318	1.9
ISK	760	4.5
PEN	347	2.0
RON	228	1.3
RSD	683	4.0
USD	9,932	58.2
UZS	270	1.6

Total investments	$17,065	100.0%

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	245,331	EUR	593	SCB	1/3/2023	$23
BRL**	1,161	USD	214	JPM	1/4/2023	6
USD	222	BRL**	1,161	JPM	1/4/2023	2
PEN**	1,311	USD	344	JPM	1/6/2023	1
PLN	2,062	EUR	432	SCB	1/23/2023	7
KZT**	100,000	USD	209	JPM	2/9/2023	5
KZT**	194,510	USD	404	SCB	2/9/2023	12
RON	1,450	EUR	291	JPM	2/13/2023	1
CZK	5,600	EUR	228	SCB	3/20/2023	1
HUF	245,331	EUR	594	SCB	4/3/2023	1
UZS**	555,000	USD	47	JPM	4/26/2023	2 (1)
RSD	15,246	EUR	127	JPM	4/28/2023	2
UZS**	2,971,581	USD	254	JPM	5/4/2023	11 (1)
UZS**	750,000	USD	63	JPM	6/22/2023	3 (1)
KES**	42,000	USD	308	SCB	12/6/2023	21

Total unrealized appreciation						98

EUR	613	HUF	245,331	SCB	1/3/2023	(1)
USD	341	PEN**	1,311	JPM	1/6/2023	(4)
USD	627	ZAR	11,338	SCB	1/6/2023	(41)
USD	237	RON	1,106	JPM	1/9/2023	(3)
BRL**	1,161	USD	220	JPM	2/2/2023	(2)
USD	343	PEN**	1,311	JPM	2/6/2023	(1)
RON	3,128	EUR	630	JPM	2/13/2023	— ^
USD	5,804	EUR	5,451	SCB	3/15/2023	(60)
USD	154	UGX**	700,000	SCB	6/18/2024	(14)
USD	128	UGX**	560,000	SCB	6/18/2024	(7)

Total unrealized depreciation						(133)

Net unrealized depreciation						$(35)

**	Non-deliverable.
(1)	Valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

FUTURES CONTRACTS

Dollar values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Positions Contracts
U.S. Treasury 5 Year Note	5	3/31/2023	USD	$500	$540	$(4)
U.S. Treasury 10 Year Note	6	3/22/2023	USD	600	674	(15)

						(19)

Short Positions Contracts
Euro-Bobl	(24)	3/8/2023	EUR	(2,400)	(2,974)	83
Euro-BTP	(4)	3/8/2023	EUR	(400)	(466)	20
Euro-Bund	(7)	3/8/2023	EUR	(700)	(996)	52
Euro-Schatz	(7)	3/8/2023	EUR	(700)	(790)	8
S&P 500 E-Mini Index	(1)	3/17/2023	USD	— ^	(193)	5
U.S. Treasury 2 Year Note	(14)	3/31/2023	USD	(2,800)	(2,871)	(2)
U.S. Treasury 10 Year Ultra Note	(1)	3/22/2023	USD	(100)	(118)	1
U.S. Treasury Long Bond	(1)	3/22/2023	USD	(100)	(125)	1

						$168

Net unrealized appreciation						$149

Centrally Cleared Credit Default Swaps-Buy Protection

(Dollar values in thousands)

Reference Entity	Financing Rate (Paid) /Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Hungary	1.00	Quarterly	6/20/2027	USD 965	38	(4)	34
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	USD 1,070	(12)	4	(8)
Kingdom of Spain	1.00	Quarterly	6/20/2032	USD 570	(11)	2	(9)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	USD 210	19	(2)	17
Republic of Chile	1.00	Quarterly	6/20/2032	USD 650	36	— ^	36
Republic of Colombia	1.00	Quarterly	12/20/2027	USD 100	7	— ^	7
Republic of Indonesia	1.00	Quarterly	12/20/2027	USD 965	5	(5)	— ^
Republic of Peru	1.00	Quarterly	6/20/2032	USD 300	15	2	17
Republic of Poland	1.00	Quarterly	6/20/2027	USD 325	2	(1)	1
Republic of Poland	1.00	Quarterly	12/20/2027	USD 160	4	(3)	1
Republic of South Africa	1.00	Quarterly	6/20/2032	USD 765	107	12	119
United Mexican States	1.00	Quarterly	12/20/2027	USD 175	2	— ^	2

					212	5	217

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps-Sell Protection

(Dollar values in thousands)

Reference Entity	Financing Rate (Paid) /Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2027	USD 290	6	1	7
Hungary	1.00	Quarterly	12/20/2023	USD 310	(1)	1	—	^
Republic of Colombia	1.00	Quarterly	12/20/2023	USD 310	(3)	3	—	^
Republic of South Africa	1.00	Quarterly	6/20/2023	USD 135	(1)	1	—	^

					1	6	7

Total					213	11	224

Centrally Cleared Interest Rate Swaps

(Values in thousands)

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Value
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 536	—	4	4
6 month PRIBOR semi-annually	3.86 annually	Receive	4/4/2032	CZK 2,710	—	7	7
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 8,300	—	3	3
4 week TIIE monthly	8.75 monthly	Pay	5/18/2032	MXN 2,235	— ^	— ^	— ^
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 103,300	11	4	15
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 66,000	—	—	—

Total unrealized appreciation					11	18	29

6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 350	(1)	(9)	(10)
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	—	(3)	(3)
4 week TIIE monthly	8.72 monthly	Pay	9/1/2032	MXN 3,400	—	— ^	— ^
4 week TIIE monthly	8.73 monthly	Pay	6/21/2032	MXN 1,300	—	— ^	— ^
6 month PRIBOR semi-annually	4.99 annually	Receive	5/13/2032	CZK 2,800	—	(4)	(4)
6 month PRIBOR semi-annually	5.75 annually	Receive	6/17/2032	CZK 2,360	(2)	(9)	(11)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	(3)	(3)
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 2,150	—	(1)	(1)
1 day CDI at termination	11.39 at termination	Pay	1/2/2032	BRL 325	—	(6)	(6)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	(6)	(6)
1 day CDI at termination	11.29 at termination	Pay	1/2/2032	BRL 300	—	(6)	(6)
1 day CDI at termination	11.44 at termination	Pay	1/3/2028	BRL 900	—	(9)	(9)
1 day CDI at termination	12.31 at termination	Pay	1/3/2028	BRL 600	—	(1)	(1)

Total unrealized depreciation					(3)	(57)	(60)

Total					8	(39)	(31)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

Belgium - 1.5%
Groupe Bruxelles Lambert NV (1)	365	$29,236

Brazil - 0.7%
Telefonica Brasil SA, ADR	1,808	12,927

Canada - 1.1%
Imperial Oil Ltd.	420	20,437

China - 3.4%
Alibaba Group Holding Ltd. *(1)	5,845	64,535
NXP Semiconductors NV	12	1,946

		66,481

France - 7.7%
Danone SA (1)	1,688	88,926
Sodexo SA (1)	318	30,425
TotalEnergies SE (1)	473	29,539

		148,890

Germany - 4.8%
Daimler Truck Holding AG *(1)	767	23,755
HeidelbergCement AG (1)	1,213	69,174

		92,929

Japan - 2.7%
Nintendo Co. Ltd. (1)	1,268	53,082

Netherlands - 6.2%
ING Groep NV (1)	2,544	31,035
Koninklijke Philips NV (1)	2,905	43,597
Shell plc (1)	1,628	46,261

		120,893

South Korea - 4.2%
Samsung Electronics Co. Ltd. (1)	1,858	81,949

Switzerland - 13.2%
Cie Financiere Richemont SA (1)	466	60,331
Novartis AG (1)	1,118	101,274
Swatch Group AG (The) (1)	13	3,603
UBS Group AG (1)	4,918	91,670

		256,878

United Kingdom - 8.8%
BAE Systems plc (1)	5,572	57,592
Compass Group plc (1)	3,419	78,995
Lloyds Banking Group plc (1)	61,398	33,716

		170,303

United States - 42.4%
Advance Auto Parts, Inc.	96	14,105
Alphabet, Inc., Class A *	697	61,512
American Express Co.	399	58,882
Bank of New York Mellon Corp. (The)	1,892	86,136
Berkshire Hathaway, Inc., Class B *	252	77,782
Citigroup, Inc.	1,312	59,349
Dentsply Sirona, Inc.	999	31,812
Elevance Health, Inc.	184	94,533
Expedia Group, Inc. *	384	33,671
Lam Research Corp.	86	36,117
Marsh & McLennan Cos., Inc.	331	54,743
Meta Platforms, Inc., Class A *	446	53,686
Progressive Corp. (The)	407	52,770
Sensata Technologies Holding plc	488	19,709
Southwest Airlines Co. *	987	33,239
Willis Towers Watson plc	226	55,157

		823,203

Total common stocks (Cost $1,611,006)		1,877,208

SHORT-TERM INVESTMENT - 2.2%

INVESTMENT COMPANY - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $42,025)	42,025	42,025

Total investments - 98.9% (Cost $1,653,031)		1,919,233

Other assets less liabilities - 1.1%		20,591

Total net assets - 100.0%#		$1,939,824

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,018,695, or 52.5% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan Global Value Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$181,207	9.4%
Consumer Discretionary	285,665	14.9
Consumer Staples	88,926	4.6
Energy	96,237	5.0
Financials	630,476	32.9
Health Care	271,216	14.1
Industrials	134,295	7.0
Information Technology	120,012	6.3
Materials	69,174	3.6
Short-Term Investment	42,025	2.2

Total investments	$1,919,233	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$20,437	1.1%
CHF	256,878	13.4
EUR	345,687	18.0
GBP	216,564	11.3
HKD	64,535	3.3
JPY	53,082	2.8
KRW	81,949	4.3
USD	880,101	45.8

Total investments	$1,919,233	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
CORPORATE BONDS - 75.9%

Advertising - 0.2%
CMG Media Corp. 8.88%, 12/15/2027 (1)	$15,947	$12,003

Aerospace & Defense - 1.0%
Bombardier, Inc.
6.00%, 2/15/2028 (1)(2)	51,291	47,430
7.13%, 6/15/2026 (1)(2)	8,689	8,430
TransDigm, Inc. 4.63%, 1/15/2029	470	413

		56,273

Airlines - 1.6%
Delta Air Lines, Inc.
3.75%, 10/28/2029	47,512	39,493
4.38%, 4/19/2028	9,849	8,778
7.38%, 1/15/2026	41,503	42,405

		90,676

Building Materials - 0.6%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (1)	21,037	20,097
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028 (1)	4,361	3,873
9.75%, 7/15/2028 (1)	14,000	12,935

		36,905

Chemicals - 3.7%
Consolidated Energy Finance SA 5.63%, 10/15/2028 (1)(2)	17,085	14,517
Diamond BC BV 4.63%, 10/1/2029 (1)	32,752	26,283
Iris Holding, Inc. 10.00%, 12/15/2028 (1)	37,718	30,954
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (1)	8,542	7,057
Methanex Corp.
5.13%, 10/15/2027 (2)	28,114	26,076
5.25%, 12/15/2029 (2)	81,326	72,157
5.65%, 12/1/2044 (2)	4,854	3,677
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (1)(2)	31,571	25,888

		206,609

Commercial Services - 2.0%
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (1)	70,767	66,698
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (1)	16,154	10,495
United Rentals North America, Inc. 6.00%, 12/15/2029 (1)	33,315	33,107

		110,300

Distribution/Wholesale - 0.1%
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029 (1)	3,705	3,029

Diversified Financial Services - 6.2%
AG Issuer LLC 6.25%, 3/1/2028 (1)	44,996	41,349
NFP Corp.
4.88%, 8/15/2028 (1)	26,065	22,189
6.88%, 8/15/2028 (1)	210,016	173,112
VistaJet Malta Finance plc
6.38%, 2/1/2030 (1)(2)	110,149	88,320
7.88%, 5/1/2027 (1)(2)	38,637	34,856

		359,826

Electronics - 0.1%
Sensata Technologies BV 5.88%, 9/1/2030 (1)	8,422	7,982

Energy-Alternate Sources - 0.4%
Sunnova Energy Corp. 5.88%, 9/1/2026 (1)	28,481	25,445

Engineering & Construction - 0.5%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (1)	32,372	30,671

Entertainment - 1.2%
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (1)	26,793	24,184
Motion Bondco DAC 6.63%, 11/15/2027 (1)(2)	13,203	11,349
Penn Entertainment, Inc. 4.13%, 7/1/2029 (1)	28,417	22,450
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (1)	16,424	14,300

		72,283

Food - 1.1%
B&G Foods, Inc. 5.25%, 9/15/2027	21,141	16,213
H-Food Holdings LLC 8.50%, 6/1/2026 (1)	79,712	46,233

		62,446

Food Service - 0.9%
TKC Holdings, Inc.
6.88%, 5/15/2028 (1)	16,184	12,645
10.50%, 5/15/2029 (1)	65,171	36,522

		49,167

Forest Products & Paper - 0.4%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (1)(2)	29,751	23,933

Hand/Machine Tools - 0.5%
Werner FinCo LP 8.75%, 7/15/2025 (1)	46,856	31,394

Healthcare-Products - 2.7%
Medline Borrower LP
3.88%, 4/1/2029 (1)	138,407	111,550
5.25%, 10/1/2029 (1)	58,203	46,229

		157,779

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Healthcare-Services - 0.3%
HCA, Inc. 3.50%, 9/1/2030	12,810	11,048
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (1)	4,477	4,413

		15,461

Home Furnishings - 0.2%
Tempur Sealy International, Inc. 3.88%, 10/15/2031 (1)	17,543	13,772

Insurance - 9.9%
Acrisure LLC
4.25%, 2/15/2029 (1)	23,420	19,331
6.00%, 8/1/2029 (1)	94,545	77,265
7.00%, 11/15/2025 (1)	92,952	85,405
10.13%, 8/1/2026 (1)	48,540	47,211
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (1)	2,569	2,301
5.88%, 11/1/2029 (1)	15,595	12,825
6.75%, 10/15/2027 (1)	10,008	8,996
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027 (1)(2)	137,607	130,726
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	25,180	24,351
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (1)	67,061	57,074
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (1)	58,606	56,137
Highlands Holdings Bond Issuer Ltd. 7.63% Cash, 8.38% PIK, 10/15/2025 (1)(2)	10,082	9,377
Jones Deslauriers Insurance Management, Inc. 10.50%, 12/15/2030 (1)(2)	37,258	36,694
Ryan Specialty Group LLC 4.38%, 2/1/2030 (1)	6,905	5,979

		573,672

Internet - 2.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (1)	128,038	100,139
Cars.com, Inc. 6.38%, 11/1/2028 (1)	17,239	15,306
Millennium Escrow Corp. 6.63%, 8/1/2026 (1)	9,223	5,903

		121,348

Iron/Steel - 0.4%
Commercial Metals Co.
3.88%, 2/15/2031	3,461	2,910
4.13%, 1/15/2030	11,253	9,957
4.38%, 3/15/2032	9,352	8,136

		21,003

Leisure Time - 7.6%
Carnival Corp.
4.00%, 8/1/2028 (1)	13,445	10,963
5.75%, 3/1/2027 (1)	110,287	78,750
6.00%, 5/1/2029 (1)	83,290	55,503
7.63%, 3/1/2026 (1)	7,882	6,247
10.50%, 6/1/2030 (1)	18,945	15,411
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (1)	4,169	4,280
Lindblad Expeditions LLC 6.75%, 2/15/2027 (1)	38,037	34,506
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (1)	14,881	11,104
NCL Corp. Ltd.
3.63%, 12/15/2024 (1)	17,414	14,878
5.88%, 3/15/2026 (1)	47,354	37,195
5.88%, 2/15/2027 (1)	6,824	5,912
7.75%, 2/15/2029 (1)	35,092	26,408
NCL Finance Ltd. 6.13%, 3/15/2028 (1)	76,451	56,438
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (1)	19,431	15,707
5.38%, 7/15/2027 (1)	8,553	6,925
5.50%, 8/31/2026 (1)	26,365	22,180
5.50%, 4/1/2028 (1)	35,497	28,328

		430,735

Lodging - 0.9%
Boyd Gaming Corp. 4.75%, 6/15/2031 (1)	9,302	8,093
MGM Resorts International
4.63%, 9/1/2026	4,248	3,894
4.75%, 10/15/2028	35,704	31,164
5.50%, 4/15/2027	2,223	2,068
Station Casinos LLC 4.63%, 12/1/2031 (1)	16,806	13,481

		58,700

Machinery-Diversified - 0.5%
Chart Industries, Inc.
7.50%, 1/1/2030 (1)	16,494	16,581
9.50%, 1/1/2031 (1)	10,765	11,041

		27,622

Media - 11.2%
CCO Holdings LLC
4.25%, 2/1/2031 (1)	56,581	45,384
4.25%, 1/15/2034 (1)	24,208	17,867
4.50%, 8/15/2030 (1)	81,193	67,078
4.50%, 5/1/2032	94,019	74,839
4.75%, 3/1/2030 (1)	31,605	27,257
CSC Holdings LLC
4.50%, 11/15/2031 (1)	8,967	6,221
4.63%, 12/1/2030 (1)	96,194	53,160
5.25%, 6/1/2024	15,676	14,595
5.38%, 2/1/2028 (1)	6,632	5,347
6.50%, 2/1/2029 (1)	12,161	9,942
7.50%, 4/1/2028 (1)	57,856	39,342
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (1)	47,938	39,099
5.50%, 3/1/2030 (1)	83,118	58,118

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

UPC Holding BV 5.50%, 1/15/2028 (1)(2)		2,774	2,462
Virgin Media Finance plc 5.00%, 7/15/2030 (1)(2)		92,925	74,531
Virgin Media Secured Finance plc
4.50%, 8/15/2030 (1)(2)		22,046	18,418
5.50%, 5/15/2029 (1)(2)		27,393	24,538
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (1)(2)		17,967	15,705
Ziggo Bond Co. BV
5.13%, 2/28/2030 (1)(2)		12,976	10,478
6.00%, 1/15/2027 (1)(2)		27,070	25,187
Ziggo BV 4.88%, 1/15/2030 (1)(2)		24,246	20,288

			649,856

Mining - 1.0%
Compass Minerals International, Inc.
4.88%, 7/15/2024 (1)		10,392	9,989
6.75%, 12/1/2027 (1)		52,402	50,306

			60,295

Oil & Gas - 4.4%
Callon Petroleum Co.
8.00%, 8/1/2028 (1)		101,921	97,159
8.25%, 7/15/2025		3,046	3,031
CrownRock LP 5.00%, 5/1/2029 (1)		25,862	23,237
Laredo Petroleum, Inc.
7.75%, 7/31/2029 (1)		54,024	48,626
10.13%, 1/15/2028		4,330	4,223
MEG Energy Corp. 5.88%, 2/1/2029 (1)(2)		33,922	31,989
SM Energy Co.
5.63%, 6/1/2025		8,964	8,605
6.50%, 7/15/2028		19,447	18,645
6.63%, 1/15/2027		4,218	4,063
Strathcona Resources Ltd. 6.88%, 8/1/2026 (1)(2)		34,068	24,865

			264,443

Packaging & Containers - 0.4%
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (1)		20,692	17,712
Sealed Air Corp. 5.00%, 4/15/2029 (1)		4,531	4,259

			21,971

Pharmaceuticals - 1.5%
BellRing Brands, Inc. 7.00%, 3/15/2030 (1)		69,183	66,571
Prestige Brands, Inc. 3.75%, 4/1/2031 (1)		21,328	17,589

			84,160

Real Estate - 0.4%
Realogy Group LLC 5.75%, 1/15/2029 (1)		33,573	25,394

Real Estate Investment Trusts (REITS) - 2.0%
Global Net Lease, Inc. 3.75%, 12/15/2027 (1)		50,616	41,855
Iron Mountain, Inc.
5.00%, 7/15/2028 (1)		1,919	1,724
5.25%, 7/15/2030 (1)		14,936	12,979
Necessity Retail REIT, Inc. (The) 4.50%, 9/30/2028 (1)		31,343	23,037
Uniti Group LP 4.75%, 4/15/2028 (1)		17,806	14,245
XHR LP 4.88%, 6/1/2029 (1)		29,209	23,926

			117,766

Retail - 5.6%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (1)		24,366	20,532
Bath & Body Works, Inc.
6.63%, 10/1/2030 (1)		8,389	7,872
6.75%, 7/1/2036		9,581	8,421
6.88%, 11/1/2035		23,874	21,222
Brinker International, Inc. 5.00%, 10/1/2024 (1)		25,349	24,434
Gap, Inc. (The)
3.63%, 10/1/2029 (1)		34,357	24,235
3.88%, 10/1/2031 (1)		23,637	16,490
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (1)		26,332	21,086
Nordstrom, Inc.
4.00%, 3/15/2027		14,636	12,186
4.25%, 8/1/2031		10,415	7,448
4.38%, 4/1/2030		48,672	36,591
5.00%, 1/15/2044		98,226	59,672
Patrick Industries, Inc. 4.75%, 5/1/2029 (1)		6,869	5,701
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (1)		17,756	14,296
SRS Distribution, Inc.
6.00%, 12/1/2029 (1)		48,122	38,298
6.13%, 7/1/2029 (1)		2,803	2,266
Superior Plus LP
4.25%, 5/18/2028 (1)(2)	CAD	6,705	4,308
4.50%, 3/15/2029 (1)(2)		1,684	1,440

			326,498

Software - 0.2%
Castle US Holding Corp. 9.50%, 2/15/2028 (1)		25,953	10,187

Telecommunications - 4.1%
Altice France Holding SA
6.00%, 2/15/2028 (1)(2)		87,835	51,848
10.50%, 5/15/2027 (1)(2)		25,971	19,803
Altice France SA
5.13%, 1/15/2029 (1)(2)		8,119	6,105
5.13%, 7/15/2029 (1)(2)		8,550	6,410
5.50%, 1/15/2028 (1)(2)		7,974	6,244
5.50%, 10/15/2029 (1)(2)		98,372	75,012

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Level 3 Financing, Inc. 3.75%, 7/15/2029 (1)	$1,710		1,230
Vmed O2 UK Financing I plc 4.25%, 1/31/2031 (1)(2)	42,712		34,576
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (1)	25,706		18,986
6.13%, 3/1/2028 (1)	35,262		19,996

			240,210

Total corporate bonds (Cost $5,174,366)			4,399,814

BANK LOANS - 14.6%

Auto Parts & Equipment - 0.8%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 8.82%, 5/11/2028 (3)	65,009		43,630

Chemicals - 0.5%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 12/29/2027 (3)	38,006		27,326

Commercial Services - 2.9%
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 12.36%, 3/19/2029 (3)	17,830		14,888
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 9.63%, 12/21/2028 (3)	28,981		24,815
Employbridge Holding Co. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 9.48%, 7/19/2028 (3)	529		429
(ICE LIBOR USD 3 Month + 4.75%), 9.49%, 7/19/2028 (3)	51,690		41,890
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (SOFR + 7.50%), 12.08%, 5/26/2026 (3)	7,320		7,174
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 8.82%, 4/11/2029 (3)	24,313		21,654
New SK Holdco Sub LLC First Lien Term Loan (SOFR + 6.75%), 11.17%, 6/30/2027 (3)	66,844		57,333

			168,183

Entertainment - 0.2%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 4/26/2028 (3)	13,410		12,807
Lucky Bucks LLC First Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.50%, 10.23%), 7/30/2027 (3)	—	^	—	^
(ICE LIBOR USD 3 Month + 5.50%, 10.43%), 7/30/2027 (3)	4,092		2,322

			15,129

Food Service - 1.2%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 9.89%, 5/15/2028 (3)	68,453		56,901
TKC Midco 1 LLC First Lien Term Loan 12.00% Cash, 13.00% PIK, 2/15/2027	18,035		10,280

			67,181

Healthcare-Services - 0.5%
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.05%, 8/31/2026 (3)	30,073		29,656

Home Furnishings - 0.2%
Weber-Stephen Products LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 10/30/2027 (3)	16,638		13,975

Household Products/Wares - 0.0%^
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.88%, 7/21/2028 (3)	2,959		2,659

Internet - 0.1%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 12/6/2027 (3)	8,785		8,108

Investment Companies - 0.9%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 10.63%, 11/5/2029 (3)	59,570		54,978

Leisure Time - 0.2%
NCL Corp., Ltd. First Lien Term Loan A (ICE LIBOR USD 3 Month + 1.75%), 5.42%, 1/2/2024 (3)	12,637		12,005

Retail - 0.5%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 8.63%, 4/7/2025 (3)	12,983		12,196

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 9.88%, 9/6/2024 (3)	18,948	18,770

		30,966

Software - 5.1%
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 10.91%, 9/17/2027 (3)	28,103	27,787
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 8.13%, 1/29/2027 (3)	4,885	2,974
CommerceHub, Inc. Second Lien Term Loan B (SOFR + 7.00%), 11.53%, 12/29/2028 (3)	10,610	8,342
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 11.41%, 2/12/2029 (3)	28,018	21,107
Ivanti Software, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 12.01%, 12/1/2028 (3)	6,435	3,628
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 9.55%, 3/1/2029 (3)	21,054	16,843
Orchid Finco LLC First Lien Term Loan B (SOFR + 4.75%), 9.58%, 7/27/2027 (3)	24,582	21,141
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 5/30/2025 (3)	61,606	58,618
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 11.38%, 5/29/2026 (3)	36,536	33,781
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 9.00%, 5/3/2027 (3)	74,902	68,573
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 8.38%, 4/6/2028 (3)	34,797	29,334

		292,128

Telecommunications - 0.9%
Delta Topco, Inc. Second Lien Term Loan (SOFR + 7.25%), 11.65%, 12/1/2028 (3)	35,575	27,704
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 9.23%, 10/4/2028 (3)	23,666	21,211

		48,915

Transportation - 0.6%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 9.88%, 8/4/2025 (3)	26,552	23,498
(ICE LIBOR USD 3 Month + 5.50%), 9.91%, 8/4/2025 (3)	5,986	5,298
(ICE LIBOR USD 3 Month + 5.50%), 10.23%, 8/4/2025 (3)	5,262	4,657

		33,453

Total bank loans (Cost $978,081)		848,292

	Shares Held
COMMON STOCK - 0.4%

Miscellaneous Manufacturing - 0.4%
Utex Equity (Cost $10,178) *(4)(5)	364	23,841

	No. of Warrants
WARRANTS - 0.0%

Diversified Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—) *(4)(5)	$71	—

	Shares Held

SHORT-TERM INVESTMENT - 6.8%

INVESTMENT COMPANY - 6.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $395,157)	395,157	395,157

Total investments - 97.7% (Cost $6,557,782)		5,667,104

Other assets less liabilities - 2.3%		130,852

Total net assets - 100.0% #		$5,797,956

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	USD
Bombardier, Inc., 6.00%, 2/15/2028	Canada	USD
Bombardier, Inc., 7.13%, 6/15/2026	Canada	USD
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	USD
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
SK Invictus Intermediate II SARL, 5.00%, 10/30/2029	Luxembourg	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Superior Plus LP, 4.25%, 5/18/2028	Canada	CAD
Superior Plus LP, 4.50%, 3/15/2029	Canada	USD
UPC Holding BV, 5.50%, 1/15/2028	Netherlands	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030s	Netherlands	USD

(3)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2022.
(4)	Defaulted securities.
(5)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $23,841, or 0.4% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$981,419	17.3%
Consumer Discretionary	1,054,915	18.6
Consumer Staples	216,446	3.8
Energy	289,888	5.1
Financials	1,067,463	18.8
Health Care	202,896	3.6
Industrials	544,061	9.6
Information Technology	410,562	7.3
Materials	361,137	6.4
Real Estate	143,160	2.5
Short-Term Investment	395,157	7.0

Total investments	$5,667,104	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$4,308	0.1%
USD	5,662,796	99.9

Total investments	$5,667,104	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	4,325	CAD	5,782	BOA	1/23/2023	$54

Total unrealized appreciation						$54

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 95.4%

Belgium - 1.9%
UCB SA (1)	1,250	$98,439

Canada - 5.5%
Canadian National Railway Co.	726	86,238
Canadian Pacific Railway Ltd.	2,423	180,616
Kinaxis, Inc. *	233	26,139

		292,993

China - 4.8%
Alibaba Group Holding Ltd., ADR *	1,590	140,042
ANTA Sports Products Ltd. (1)	2,930	38,409
Wuliangye Yibin Co. Ltd., Class A (1)	2,879	74,547

		252,998

Denmark - 4.3%
Ascendis Pharma A/S, ADR *	742	90,620
Novo Nordisk A/S, ADR	194	26,233
Novo Nordisk A/S, Class B (1)	843	114,200

		231,053

France - 14.3%
Air Liquide SA (1)	1,312	186,652
Airbus SE (1)	683	81,261
BNP Paribas SA (1)	4,060	231,048
Capgemini SE (1)	502	84,202
EssilorLuxottica SA (1)	121	22,016
LVMH Moet Hennessy Louis Vuitton SE (1)	123	89,515
Pernod Ricard SA (1)	202	39,636
Safran SA (1)	227	28,340

		762,670

Germany - 12.3%
Allianz SE (1)	403	86,651
Deutsche Boerse AG (1)	1,280	220,863
Deutsche Post AG (1)	399	15,036
Deutsche Telekom AG (1)	10,713	213,691
Dr Ing hc F Porsche AG (Preference) *(1)	554	56,253
Porsche Automobil Holding SE (Preference) (1)	182	10,005
Volkswagen AG (Preference) (1)	432	53,813

		656,312

Hong Kong - 0.2%
AIA Group Ltd. (1)	1,048	11,541

India - 1.4%
Reliance Industries Ltd. (1)	2,357	72,318

Ireland - 2.4%
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	9,658	126,370

Italy - 1.4%
Intesa Sanpaolo SpA (1)	33,630	75,028

Netherlands - 9.9%
Adyen NV *(1)	16	22,780
Argenx SE, ADR *	431	163,428
Argenx SE *(1)	13	4,820
ING Groep NV (1)	12,240	149,337
Shell plc (1)	6,616	188,003

		528,368

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR (1)(4)(5)	4,881	—
Sberbank of Russia PJSC *(1)(4)(5)	38,445	—

		—

Singapore - 2.2%
DBS Group Holdings Ltd. (1)	2,198	55,652
United Overseas Bank Ltd. (1)	2,704	62,016

		117,668

Spain - 1.1%
Ferrovial SA (1)	2,271	59,396

Switzerland - 7.5%
Alcon, Inc. (1)	1,444	99,173
Barry Callebaut AG (1)	20	39,797
Cie Financiere Richemont SA (1)	1,008	130,497
Medacta Group SA (1)	326	36,504
UBS Group AG (1)	4,882	90,997

		396,968

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	355	5,174

United Kingdom - 14.1%
AstraZeneca plc, ADR	891	60,428
AstraZeneca plc (1)	327	44,357
BAE Systems plc (1)	5,280	54,571
Barclays plc (1)	76,183	146,468
Diageo plc (1)	1,995	88,117
International Consolidated Airlines Group SA *(1)(6)	14,463	21,530
Linde plc (1)	768	251,045
Tesco plc (1)	9,158	24,831
Unilever plc (1)	1,171	59,088

		750,435

United States - 12.0%
Amazon.com, Inc. *	951	79,889
Aon plc, Class A	544	163,384
ICON plc *	122	23,739
Nestle SA (1)	898	103,649
Schlumberger Ltd.	4,965	265,422

		636,083

Total common stocks and equity-linked security (Cost $4,536,203)		5,073,814

Artisan International Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity FedFund - Institutional Shares, 4.03% (7)	18,681	18,681
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04%	130,275	130,275

Total investment companies (Cost $148,956)		148,956

Total investments - 98.2% (Cost $4,685,159)		5,222,770

Other assets less liabilities - 1.8%		96,633

Total net assets - 100.0% #		$5,319,403

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,767,636, or 70.8% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan International Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 11/08/2022	$107,527	$126,370	2.4%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$151,723	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	159,810	—	0.0%

(6)	All or a portion of security is on loan at December 31, 2022.
(7)	At December 31, 2022, the Portfolio had loaned securities with a total value of $17,168. This was collateralized by cash of $18,681 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$213,691	4.1%
Consumer Discretionary	598,423	11.5
Consumer Staples	429,665	8.2
Energy	525,743	10.1
Financials	1,292,985	24.8
Health Care	783,957	15.0
Industrials	653,358	12.4
Information Technology	138,295	2.6
Materials	437,697	8.4
Short-Term Investment	148,956	2.9

Total investments	$5,222,770	100.0%

Artisan International Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$292,993	5.6%
CHF	500,617	9.6
CNY	74,547	1.4
DKK	114,200	2.2
EUR	2,079,827	39.8
GBP	626,965	12.0
HKD	49,950	1.0
INR	72,318	1.4
RUB	0	0.0
SGD	117,668	2.2
TWD	5,174	0.1
USD	1,288,511	24.7

Total investments	$5,222,770	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Explorer Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 86.7%

Argentina - 4.9%
Despegar.com Corp. *	298	$1,526

Australia - 4.6%
Steadfast Group Ltd. (1)	383	1,425

Canada - 5.8%
ATS Corp. *	43	1,346
Knight Therapeutics, Inc. *	80	305
Real Matters, Inc. *	55	170

		1,821

China - 1.5%
China Isotope & Radiation Corp. (1)	275	469

Denmark - 1.0%
ALK-Abello A/S *(1)	22	310

France - 2.0%
Alten SA (1)	5	632

Germany - 6.3%
AlzChem Group AG (1)	33	589
Hensoldt AG (1)	59	1,393

		1,982

India - 2.4%
Care Ratings Ltd. (1)	104	762

Indonesia - 5.4%
Mitra Adiperkasa Tbk. PT *(1)	18,099	1,683

Ireland - 4.6%
Glenveagh Properties plc *(1)	1,589	1,441

Italy - 1.2%
Enav SpA (1)	92	389

Japan - 10.3%
Horiba Ltd. (1)	13	581
NexTone, Inc. *(1)	10	337
Sato Holdings Corp. (1)	86	1,233
Zuken, Inc. (1)	47	1,069

		3,220

Mexico - 2.6%
Qualitas Controladora SAB de CV	180	796

Norway - 1.2%
Sikri Group ASA *(1)	451	376

South Africa - 3.2%
Bid Corp. Ltd. (1)	18	346
Cashbuild Ltd. (1)	15	169
Famous Brands Ltd. (1)	133	493

		1,008

South Korea - 2.5%
Vitzrocell Co. Ltd. *(1)	76	770

Switzerland - 1.4%
Medmix AG (1)	23	445

United Kingdom - 19.8%
Essentra plc (1)	190	541
IDOX plc (1)	1,438	1,126
IQE plc *(1)	944	567
LSL Property Services plc (1)	119	360
Luxfer Holdings plc	44	610
M&C Saatchi plc *(1)	1,444	2,637
Oxford Biomedica plc *(1)	64	344

		6,185

United States - 6.0%
Impro Precision Industries Ltd. (1)	3,183	902
Signify NV (1)	29	969

		1,871

Total common stocks (Cost $27,676)		27,111

SHORT-TERM INVESTMENTS - 13.1%

INVESTMENT COMPANIES - 13.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04%	1,390	1,390
Federated Treasury Obligations Fund - Institutional Class, 4.15%	1,350	1,350
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.18%	1,350	1,350

Total investment companies (Cost $4,090)		4,090

Total investments - 99.8% (Cost $31,766)		31,201

Other assets less liabilities - 0.2%		51

Total net assets - 100.0% #		$31,252

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $22,358, or 71.5% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan International Explorer Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,974	9.5%
Consumer Discretionary	5,312	17.1
Consumer Staples	346	1.1
Financials	2,983	9.6
Health Care	1,873	6.0
Industrials	7,612	24.4
Information Technology	4,351	13.9
Materials	1,130	3.6
Real Estate	530	1.7
Short-Term Investments	4,090	13.1

Total investments	$31,201	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AUD	$1,425	4.6%
CAD	1,821	5.8
CHF	445	1.4
DKK	310	1.0
EUR	5,413	17.3
GBP	5,575	17.9
HKD	1,371	4.4
IDR	1,683	5.4
INR	762	2.4
JPY	3,220	10.3
KRW	770	2.5
MXN	796	2.6
NOK	376	1.2
USD	6,226	20.0
ZAR	1,008	3.2

Total investments	$31,201	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	3,187	USD	184	JPM	2/1/2023	$3

Total unrealized appreciation						3

USD	325	ZAR	6,013	JPM	2/1/2023	(28)

Total unrealized depreciation						(28)

Net unrealized depreciation						$(25)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

Australia - 0.2%
Telix Pharmaceuticals Ltd. *(1)	1,467	$7,249

Belgium - 0.5%
Azelis Group NV (1)	757	21,456

Brazil - 1.5%
Hapvida Participacoes e Investimentos SA *(1)	15,498	15,075
Rumo SA (1)	6,757	23,949
Vibra Energia SA (1)	8,511	25,034

		64,058

Canada - 5.4%
Altus Group Ltd.	978	39,018
CAE, Inc. *	3,245	62,770
Descartes Systems Group, Inc. (The) *	562	39,148
Kinaxis, Inc. *	341	38,303
Lightspeed Commerce, Inc. *	2,029	28,989
Whitecap Resources, Inc.	2,262	17,938

		226,166

China - 0.1%
Jacobio Pharmaceuticals Group Co. Ltd. *(1)	5,766	3,864

Costa Rica - 0.3%
Establishment Labs Holdings, Inc. *	178	11,669

Denmark - 6.5%
ALK-Abello A/S *(1)	1,270	17,621
Ambu A/S, Class B *(1)	4,362	55,340
Carlsberg A/S, Class B (1)	180	23,814
DSV A/S (1)	197	31,213
FLSmidth & Co. A/S (1)	776	28,225
Genmab A/S *(1)	146	61,667
Royal Unibrew A/S (1)	123	8,791
Tryg A/S (1)	665	15,780
Vestas Wind Systems A/S (1)	1,081	31,585

		274,036

Finland - 2.5%
Metso Outotec OYJ (1)	9,225	95,169
Revenio Group OYJ (1)	267	11,043

		106,212

France - 3.0%
Gaztransport Et Technigaz SA (1)	438	46,764
Lectra (1)	1,465	55,287
Ubisoft Entertainment SA *(1)	820	23,286

		125,337

Germany - 5.2%
AIXTRON SE (1)	2,459	71,013
Carl Zeiss Meditec AG (1)	170	21,464
Duerr AG (1)	565	19,066
Gerresheimer AG (1)	748	50,278
Hamburger Hafen und Logistik AG (1)	1,193	15,178
Symrise AG (1)	411	44,694

		221,693

Iceland - 0.5%
Ossur HF *(1)	4,573	22,133

India - 2.3%
IndiaMart InterMesh Ltd. (1)	443	23,079
PB Fintech Ltd. *(1)	1,846	9,987
WNS Holdings Ltd., ADR *	786	62,896

		95,962

Israel - 7.1%
Kornit Digital Ltd. *	2,478	56,916
Nice Ltd., ADR *	883	169,809
Radware Ltd. *	1,822	35,983
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (1)	197	13,804
Tel Aviv Stock Exchange Ltd. (1)	3,931	23,481

		299,993

Italy - 1.4%
Davide Campari-Milano NV (1)	2,991	30,317
Moncler SpA (1)	534	28,414

		58,731

Japan - 12.9%
Azbil Corp. (1)	2,363	59,834
Carenet, Inc. (1)(2)	3,152	26,548
CKD Corp. (1)(2)	3,819	54,594
Daikokutenbussan Co. Ltd. (1)(2)	793	32,434
en Japan, Inc. (1)	604	11,023
Fujitec Co. Ltd. (1)	2,020	46,026
GMO Financial Gate, Inc. (1)	141	16,092
Internet Initiative Japan, Inc. (1)	236	4,406
Jeol Ltd. (1)	585	15,721
Kobe Bussan Co. Ltd. (1)	631	18,208
Money Forward, Inc. *(1)	815	25,237
Morinaga Milk Industry Co. Ltd. (1)	794	30,193
Rohm Co. Ltd. (1)	549	39,201
Rohto Pharmaceutical Co. Ltd. (1)	659	11,696
SCSK Corp. (1)	589	8,890
SG Holdings Co. Ltd. (1)	3,819	53,238
Temairazu, Inc. (1)	310	11,689
Toshiba Corp. (1)	1,900	66,617
Ubicom Holdings, Inc. (1)(2)	807	13,593

		545,240

Netherlands - 2.2%
IMCD NV (1)	383	54,676
Koninklijke DSM NV (1)	309	37,895
Merus NV *	89	1,378

		93,949

Spain - 0.3%
Almirall SA (1)	1,445	13,983

Sweden - 3.4%
AAK AB (1)	1,149	19,634
Fortnox AB (1)	10,862	49,454

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

Swedish Orphan Biovitrum AB *(1)	3,581	73,985

		143,073

Switzerland - 6.4%
Alcon, Inc. (1)	1,188	81,630
Baloise Holding AG (1)	267	41,196
Barry Callebaut AG (1)	23	45,541
Belimo Holding AG (1)	83	39,516
Burckhardt Compression Holding AG (1)	68	40,326
Tecan Group AG (1)	45	20,422

		268,631

Thailand - 1.6%
Fabrinet *	542	69,486

United Kingdom - 15.2%
Alphawave IP Group plc *(1)	17,953	21,994
Balfour Beatty plc (1)	5,888	23,971
boohoo Group plc *(1)	10,907	4,679
Britvic plc (1)	3,016	28,362
ConvaTec Group plc (1)	37,056	104,196
Croda International plc (1)	187	14,910
Howden Joinery Group plc (1)	7,330	49,816
JD Sports Fashion plc (1)	14,995	22,889
JET2 plc (1)	5,607	65,076
Oxford Biomedica plc *(1)	1,627	8,680
Rotork plc (1)	15,654	58,118
RS Group plc (1)	6,929	75,114
Smiths Group plc (1)	1,182	22,782
Spirax-Sarco Engineering plc (1)	313	40,196
St. James’s Place plc (1)	2,750	36,416
Subsea 7 SA (1)	2,362	27,163
Trainline plc *(1)	8,235	27,350
YouGov plc (1)	788	9,723

		641,435

United States - 17.0%
Agilysys, Inc. *	723	57,189
Akero Therapeutics, Inc. *	149	8,157
Alkermes plc *	1,203	31,423
Avidity Biosciences, Inc. *	812	18,012
BioCryst Pharmaceuticals, Inc. *	1,816	20,842
Chart Industries, Inc. *	84	9,652
CyberArk Software Ltd. *	519	67,259
Envista Holdings Corp. *	1,229	41,371
Glaukos Corp. *	1,195	52,176
Ingersoll Rand, Inc.	1,077	56,279
Inspire Medical Systems, Inc. *	71	17,873
Lantheus Holdings, Inc. *	269	13,724
Legend Biotech Corp., ADR *	669	33,381
Madrigal Pharmaceuticals, Inc. *	134	38,858
MaxCyte, Inc. *	794	4,334
Model N, Inc. *	1,627	65,973
Monday.com Ltd. *	177	21,552
Myriad Genetics, Inc. *	1,389	20,150
Pacific Biosciences of California, Inc. *	407	3,331
Relay Therapeutics, Inc. *	188	2,804
Seagen, Inc. *	76	9,725
STAAR Surgical Co. *	148	7,200
Varex Imaging Corp. *	550	11,157
Verastem, Inc. *	1,246	502
ViewRay, Inc. *(2)	10,340	46,323
Wolfspeed, Inc. *	828	57,172

		716,419

Total common stocks (Cost $3,809,877)		4,030,775

SHORT-TERM INVESTMENT - 3.1%

INVESTMENT COMPANY - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $132,477)	132,477	132,477

Total investments - 98.6% (Cost $3,942,354)		4,163,252

Other assets less liabilities - 1.4%		58,533

Total net assets - 100.0%#		$4,221,785

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,680,053, or 63.5% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$37,415	0.9%
Consumer Discretionary	120,055	2.9
Consumer Staples	262,794	6.3
Energy	91,865	2.2
Financials	126,860	3.1
Health Care	1,005,289	24.1
Industrials	1,175,626	28.2
Information Technology	1,074,354	25.8
Materials	97,499	2.4
Real Estate	39,018	0.9
Short-Term Investment	132,477	3.2

Total investments	$4,163,252	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AUD	$7,249	0.2%
BRL	64,058	1.5
CAD	226,166	5.4
CHF	268,631	6.4
DKK	296,169	7.1
EUR	639,983	15.4
GBP	614,272	14.8
HKD	3,864	0.1
ILS	37,285	0.9
INR	33,066	0.8
JPY	545,240	13.1
NOK	27,163	0.7
SEK	143,073	3.4
USD	1,257,033	30.2

Total investments	$4,163,252	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 93.1%

Belgium - 1.8%
Groupe Bruxelles Lambert NV (1)	5,098	$408,397

Brazil - 0.7%
Telefonica Brasil SA, ADR	21,156	151,267

Canada - 3.9%
Alimentation Couche-Tard, Inc.	12,850	564,664
Suncor Energy, Inc.	10,805	342,759

		907,423

China - 6.4%
Alibaba Group Holding Ltd. *(1)	45,800	505,683
Anhui Conch Cement Co. Ltd., Class H (1)	49,331	171,058
Hengan International Group Co. Ltd. (1)	46,985	248,990
Trip.com Group Ltd.*(1)	15,889	552,184

		1,477,915

Finland - 1.5%
Nokia OYJ, ADR	62,173	288,482
Nokia OYJ (1)	14,436	67,077

		355,559

France - 10.3%
Danone SA (1)	20,155	1,061,854
Safran SA (1)	5,848	730,733
Sodexo SA (1)	5,332	510,118
Sodexo SA (Registered Shares) (1)(2)	737	70,530

		2,373,235

Germany - 2.4%
adidas AG (1)	2,443	333,474
Fresenius Medical Care AG & Co. KGaA (1)	6,687	218,719

		552,193

India - 3.7%
HCL Technologies Ltd. (1)	54,993	687,963
Indus Towers Ltd. (1)	69,504	159,630

		847,593

Ireland - 2.9%
CRH plc (1)	6,531	258,580
Ryanair Holdings plc *(1)	1,846	24,149
Ryanair Holdings plc, Equity-Linked Security *(1)(3)(4)	28,969	379,039

		661,768

Italy - 0.1%
Iveco Group NV *(1)	4,472	26,546

Japan - 2.1%
Nintendo Co. Ltd. (1)	5,050	211,464
Seven & i Holdings Co. Ltd. (1)	6,523	279,028

		490,492

Mexico - 0.8%
Gruma SAB de CV, Class B	13,169	175,924

Netherlands - 5.5%
ING Groep NV (1)	49,082	598,817
Koninklijke Philips NV (1)	27,783	417,000
Universal Music Group NV (1)	10,106	243,947

		1,259,764

South Korea - 6.8%
NAVER Corp.(1)	2,169	308,037
Samsung Electronics Co. Ltd. (1)	19,149	844,454
Samsung Electronics Co. Ltd. (Preference) (1)	10,041	404,008

		1,556,499

Spain - 1.2%
CaixaBank SA (1)	69,092	271,206

Switzerland - 13.4%
ABB Ltd. (1)	26,384	803,604
Accelleron Industries AG* (1)	1,362	28,210
Cie Financiere Richemont SA(1)	4,278	553,565
Novartis AG (1)	12,996	1,177,180
UBS Group AG (1)	27,983	521,600

		3,084,159

United Kingdom - 14.4%
Associated British Foods plc (1)	15,130	288,245
Berkeley Group Holdings plc (1)(5)	5,437	247,542
CNH Industrial NV (1)	22,532	361,870
Compass Group plc (1)	41,085	949,340
Inchcape plc (1)	6,132	60,530
Liberty Global plc, Class A *	9,636	182,402
Liberty Global plc, Class C *	6,333	123,058
Lloyds Banking Group plc (1)	796,207	437,224
RELX plc (London Stock Exchange) (1)	22,561	625,068
RELX plc (Turquoise Stock Exchange) (1)	1,323	36,493

		3,311,772

United States - 15.2%
Arch Capital Group Ltd. *(5)	21,095	1,324,339
Garmin Ltd.	5,092	469,947
Holcim AG *(1)	12,224	630,335
Sensata Technologies Holding plc (5)	8,290	334,738
Willis Towers Watson plc	3,012	736,719

		3,496,078

Total common stocks and equity-linked security (Cost $18,512,452)		21,407,790

SHORT-TERM INVESTMENT - 5.7%

INVESTMENT COMPANY - 5.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $1,321,502)	1,321,502	1,321,502

Total investments - 98.8% (Cost $19,833,954)		22,729,292

Other assets less liabilities - 1.2%		281,003

Total net assets - 100.0%#		$23,010,295

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $16,713,491, or 72.6% of total net assets. See notes (A) and (B) in the accompanying notes.

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/04/2020	$63,852	$70,530	0.3%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/20/2022	$322,520	$379,039	1.6%

(4)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined under the Investment Company Act of 1940.

OTC TOTAL RETURN SWAP

(Values in thousands)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts)	Unrealized Appreciation	Value
Gruma SAB de CV	Fed funds rate + 0.70% and decrease in total return of reference entity	Increase in total return of reference entity	Monthly	UBS AG	9/21/2023	USD 1,800	—	452	452

Total							—	452	452

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,379,805	6.1%
Consumer Discretionary	4,252,913	18.7
Consumer Staples	2,618,705	11.5
Energy	342,759	1.5
Financials	4,298,302	18.9
Health Care	1,812,899	8.0
Industrials	3,350,450	14.7
Information Technology	2,291,984	10.1
Materials	1,059,973	4.7
Short-Term Investment	1,321,502	5.8

Total investments	$22,729,292	100.0%

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$907,423	4.0%
CHF	3,714,494	16.3
EUR	5,639,510	24.8
GBP	2,607,949	11.5
HKD	1,477,915	6.5
INR	847,593	3.7
JPY	490,492	2.2
KRW	1,556,499	6.8
MXN	175,924	0.8
USD	5,311,493	23.4

Total investments	$22,729,292	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-Port Part F.

Artisan Mid Cap Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

Auto Components - 0.7%
Aptiv plc *	303	$28,255

Banks - 2.6%
First Republic Bank	503	61,366
SVB Financial Group *	198	45,650

		107,016

Biotechnology - 11.0%
Argenx SE, ADR *(1)	384	145,555
Ascendis Pharma A/S, ADR *(1)	1,335	163,065
BioNTech SE, ADR (1)	356	53,455
Exact Sciences Corp. *	602	29,784
Genmab A/S *(1)(2)	48	20,536
Halozyme Therapeutics, Inc. *	616	35,032

		447,427

Building Products - 1.0%
Advanced Drainage Systems, Inc.	198	16,246
Trex Co., Inc. *	584	24,709

		40,955

Capital Markets - 7.8%
LPL Financial Holdings, Inc.	207	44,647
MSCI, Inc.	211	98,158
Nasdaq, Inc.	2,045	125,440
Tradeweb Markets, Inc., Class A	766	49,730

		317,975

Communications Equipment - 2.2%
Arista Networks, Inc. *	719	87,300

Electronic Equipment, Instruments & Components - 2.0%
Teledyne Technologies, Inc. *	200	79,967

Entertainment - 0.8%
Take-Two Interactive Software, Inc. *	301	31,387

Health Care Equipment & Supplies - 4.3%
Cooper Cos., Inc. (The)	110	36,464
Dexcom, Inc. *	598	67,761
Envista Holdings Corp. *	1,288	43,377
iRhythm Technologies, Inc. *	285	26,696

		174,298

Health Care Technology - 4.5%
Veeva Systems, Inc., Class A *	1,133	182,924

Hotels, Restaurants & Leisure - 2.9%
Chipotle Mexican Grill, Inc. *	85	117,767

Insurance - 1.6%
Arthur J Gallagher & Co.	105	19,785
Ryan Specialty Holdings, Inc., Class A *	1,113	46,210

		65,995

Interactive Media & Services - 2.0%
Match Group, Inc. *	572	23,719
ZoomInfo Technologies, Inc., Class A *	1,915	57,659

		81,378

Internet & Direct Marketing Retail - 1.8%
Etsy, Inc. *	401	48,039
Global-e Online Ltd. *(1)	1,205	24,877

		72,916

IT Services - 4.2%
Global Payments, Inc.	1,437	142,674
Shopify, Inc., Class A *(1)	866	30,053

		172,727

Life Sciences Tools & Services - 6.4%
Agilent Technologies, Inc.	730	109,216
Repligen Corp. *	335	56,683
West Pharmaceutical Services, Inc.	409	96,301

		262,200

Machinery - 6.1%
CNH Industrial NV (1)	3,841	61,692
Fortive Corp.	1,019	65,457
Ingersoll Rand, Inc.	2,329	121,684

		248,833

Multiline Retail - 0.6%
Dollar Tree, Inc. *	169	23,838

Pharmaceuticals - 2.5%
Catalent, Inc. *	2,255	101,504

Professional Services - 2.1%
CoStar Group, Inc. *	786	60,768
Verisk Analytics, Inc.	128	22,513

		83,281

Road & Rail - 0.5%
Saia, Inc. *	94	19,763

Semiconductors & Semiconductor Equipment - 8.4%
Lattice Semiconductor Corp. *	2,352	152,621
Marvell Technology, Inc.	534	19,797
Monolithic Power Systems, Inc.	197	69,532
ON Semiconductor Corp. *	1,634	101,929

		343,879

Software - 17.3%
Atlassian Corp., Class A *	795	102,297
Bentley Systems, Inc., Class B	826	30,536
Bill.com Holdings, Inc. *	542	59,027
Ceridian HCM Holding, Inc. *	496	31,823
Datadog, Inc., Class A *	775	56,989
HubSpot, Inc. *	541	156,495
Synopsys, Inc. *	322	102,697
Tyler Technologies, Inc. *	201	64,913
Zscaler, Inc. *	905	101,297

		706,074

Specialty Retail - 1.3%
Five Below, Inc. *	296	52,323

Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc. *	208	66,598

Total common stocks (Cost $3,095,988)		3,916,580

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 2.8%

INVESTMENT COMPANY - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $114,803)	114,803	114,803

Total investments - 99.0% (Cost $3,210,791)		4,031,383

Other assets less liabilities - 1.0%		41,912

Total net assets - 100.0%#		$4,073,295

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
BioNTech SE	Germany	USD
CNH Industrial NV	United Kingdom	USD
Genmab A/S	Denmark	DKK
Global-e Online Ltd.	Israel	USD
Shopify, Inc.	Canada	USD

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $20,536, or 0.5% of total net assets. See notes (A) and (B) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$112,766	2.8%
Consumer Discretionary	361,697	9.0
Financials	490,988	12.2
Health Care	1,168,351	29.0
Industrials	392,832	9.7
Information Technology	1,389,946	34.5
Short-Term Investment	114,803	2.8

Total investments	$4,031,383	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
DKK	$20,536	0.5%
USD	4,010,847	99.5

Total investments	$4,031,383	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.5%

Aerospace & Defense - 1.7%
CAE, Inc. *(1)	1,165	$22,535

Air Freight & Logistics - 1.9%
Expeditors International of Washington, Inc.	241	25,080

Auto Components - 4.0%
BorgWarner, Inc.	632	25,432
Gentex Corp.	951	25,922

		51,354

Banks - 5.5%
First Citizens BancShares, Inc., Class A	40	30,497
M&T Bank Corp.	147	21,312
Washington Federal, Inc.	572	19,188

		70,997

Capital Markets - 4.8%
Carlyle Group, Inc. (The)	556	16,591
Moelis & Co., Class A	581	22,293
Northern Trust Corp.	266	23,555

		62,439

Chemicals - 2.6%
Celanese Corp.	162	16,590
Corteva, Inc.	295	17,367

		33,957

Consumer Finance - 2.2%
Synchrony Financial	883	29,001

Diversified Consumer Services - 1.5%
H&R Block, Inc.	517	18,875

Electric Utilities - 2.8%
OGE Energy Corp.	920	36,367

Electrical Equipment - 2.5%
nVent Electric plc	822	31,604

Electronic Equipment, Instruments & Components - 2.2%

Vontier Corp.	1,462	28,266

Energy Equipment & Services - 3.1%
NOV, Inc.	1,917	40,044

Entertainment - 3.4%
Electronic Arts, Inc.	196	23,928
Warner Bros Discovery, Inc. *	2,061	19,540

		43,468

Equity Real Estate Investment Trusts (REITs) - 3.9%
Lamar Advertising Co., Class A	371	34,996
Public Storage	53	14,829

		49,825

Food & Staples Retailing - 3.7%
Kroger Co. (The)	596	26,561
Sysco Corp.	277	21,208

		47,769

Food Products - 2.0%
Tyson Foods, Inc., Class A	411	25,584

Health Care Equipment & Supplies - 2.5%
Dentsply Sirona, Inc.	1,000	31,850

Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	119	19,742
Centene Corp. *	368	30,180

		49,922

Hotels, Restaurants & Leisure - 6.5%
Expedia Group, Inc. *	298	26,083
Marriott International, Inc., Class A	208	31,042
Vail Resorts, Inc.	114	27,101

		84,226

Insurance - 8.2%
Arch Capital Group Ltd. *	695	43,661
Globe Life, Inc.	375	45,181
Progressive Corp. (The)	126	16,339

		105,181

Interactive Media & Services - 1.7%
IAC, Inc. *	504	22,364

Machinery - 1.8%
Otis Worldwide Corp.	298	23,311

Media - 8.9%
Cable One, Inc.	39	27,871
Liberty Broadband Corp., Class C *	83	6,359
Liberty Media Corp.-Liberty SiriusXM, Class A *	309	12,154
Liberty Media Corp.-Liberty SiriusXM, Class C *	307	12,026
News Corp., Class A	1,537	27,977
Omnicom Group, Inc.	355	28,950

		115,337

Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc. *	108	17,185

Road & Rail - 3.5%
U-Haul Holding Co., Series N	730	40,133
U-Haul Holding Co.	84	5,032

		45,165

Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	310	50,883

Software - 2.1%
Check Point Software Technologies Ltd. *(1)	215	27,163

Specialty Retail - 2.3%
AutoNation, Inc. *	271	29,031

Technology Hardware, Storage & Peripherals - 1.4%
NetApp, Inc.	297	17,846

Trading Companies & Distributors - 1.7%
Air Lease Corp.	569	21,863

Total common stocks (Cost $841,829)		1,258,492

SHORT-TERM INVESTMENT - 1.6%

INVESTMENT COMPANY - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $21,139)	21,139	21,139

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

Total investments - 99.1% (Cost $862,968)	1,279,631

Other assets less liabilities - 0.9%	11,162

Total net assets - 100.0%#	$1,290,793

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$181,170	14.2%
Consumer Discretionary	183,485	14.3
Consumer Staples	73,353	5.7
Energy	40,044	3.1
Financials	267,618	20.9
Health Care	81,772	6.4
Industrials	169,557	13.3
Information Technology	124,158	9.7
Materials	33,957	2.7
Real Estate	67,011	5.2
Utilities	36,367	2.8
Short-Term Investment	21,139	1.7

Total investments	$1,279,631	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.0%

Air Freight & Logistics - 1.5%
FedEx Corp.	3	$517

Airlines - 1.7%
Southwest Airlines Co. *	17	580

Automobiles - 4.6%
Harley-Davidson, Inc.	37	1,528

Banks - 4.6%
Citigroup, Inc.	34	1,530

Capital Markets - 5.4%
Bank of New York Mellon Corp. (The)	39	1,788

Chemicals - 6.1%
Axalta Coating Systems Ltd. *	80	2,028

Construction Materials - 5.4%
HeidelbergCement AG (1)(2)	31	1,784

Consumer Finance - 4.9%
American Express Co.	11	1,636

Diversified Financial Services - 5.9%
Berkshire Hathaway, Inc., Class B *	6	1,974

Food Products - 5.0%
Danone SA (1)(2)	31	1,658

Health Care Equipment & Supplies - 5.2%
Dentsply Sirona, Inc.	54	1,725

Health Care Providers & Services - 4.9%
Elevance Health, Inc.	3	1,633

Hotels, Restaurants & Leisure - 6.5%
Aramark	26	1,089
Expedia Group, Inc. *	12	1,069

		2,158

Insurance - 7.8%
Marsh & McLennan Cos., Inc.	6	984
Progressive Corp. (The)	13	1,630

		2,614

Interactive Media & Services - 9.6%
Alphabet, Inc., Class A *	17	1,535
Meta Platforms, Inc., Class A *	14	1,652

		3,187

Internet & Direct Marketing Retail - 4.2%
Alibaba Group Holding Ltd., ADR *(1)	16	1,398

Semiconductors & Semiconductor Equipment - 2.6%
Lam Research Corp.	2	861

Specialty Retail - 2.0%
Advance Auto Parts, Inc.	5	662

Technology Hardware, Storage & Peripherals - 5.1%
Samsung Electronics Co. Ltd. (1)(2)	39	1,699

Total common stocks (Cost $32,374)		30,960

SHORT-TERM INVESTMENT - 6.6%

INVESTMENT COMPANY - 6.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $2,187)	2,187	2,187

Total investments - 99.6% (Cost $34,561)		33,147

Other assets less liabilities - 0.4%		135

Total net assets - 100.0% #		$33,282

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Select Equity Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
HeidelbergCement AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,141, or 15.4% of total net assets. See notes (A) and (B) in the accompanying notes.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$3,187	9.6%
Consumer Discretionary	5,746	17.4
Consumer Staples	1,658	5.0
Financials	9,542	28.8
Health Care	3,358	10.1
Industrials	1,097	3.3
Information Technology	2,560	7.7
Materials	3,812	11.5
Short-Term Investment	2,187	6.6

Total investments	$33,147	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$3,442	10.4%
KRW	1,699	5.1
USD	28,006	84.5

Total investments	$33,147	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.1%

Banks - 1.8%
Live Oak Bancshares, Inc.	425	$12,827
SVB Financial Group *	88	20,296

		33,123

Biotechnology - 24.4%
Argenx SE, ADR *(1)	253	95,783
Ascendis Pharma A/S, ADR *(1)	703	85,916
Avid Bioservices, Inc. *	626	8,621
Denali Therapeutics, Inc. *	244	6,773
Exact Sciences Corp. *	352	17,447
Halozyme Therapeutics, Inc. *	3,209	182,609
Iovance Biotherapeutics, Inc. *	1,530	9,774
Veracyte, Inc. *	2,092	49,641

		456,564

Building Products - 1.2%
Advanced Drainage Systems, Inc.	164	13,403
Trex Co., Inc. *	229	9,704

		23,107

Capital Markets - 2.0%
MarketAxess Holdings, Inc.	34	9,394
Morningstar, Inc.	130	28,170

		37,564

Construction & Engineering - 5.2%
Valmont Industries, Inc.	295	97,673

Diversified Consumer Services - 1.9%
Chegg, Inc. *	1,411	35,650

Electrical Equipment - 1.4%
Shoals Technologies Group, Inc., Class A *	1,024	25,272

Electronic Equipment, Instruments & Components - 3.0%
Novanta, Inc. *	414	56,244

Food Products - 0.6%
Freshpet, Inc. *	193	10,181

Health Care Equipment & Supplies - 7.1%
Envista Holdings Corp. *	434	14,607
iRhythm Technologies, Inc. *	262	24,511
Penumbra, Inc. *	71	15,809
Shockwave Medical, Inc. *	381	78,264

		133,191

Health Care Providers & Services - 1.0%
Option Care Health, Inc. *	625	18,808

Hotels, Restaurants & Leisure - 4.8%
Papa John’s International, Inc.	438	36,059
Wingstop, Inc.	388	53,378

		89,437

Interactive Media & Services - 0.6%
Eventbrite, Inc., Class A *	1,735	10,169

Internet & Direct Marketing Retail - 1.6%
Etsy, Inc. *	167	20,061
Global-e Online Ltd. *(1)	490	10,120

		30,181

Life Sciences Tools & Services - 2.7%
Azenta, Inc. *	383	22,312
Repligen Corp. *	169	28,604

		50,916

Machinery - 0.6%
John Bean Technologies Corp.	51	4,636
Kornit Digital Ltd. *(1)	267	6,144

		10,780

Pharmaceuticals - 1.8%
Catalent, Inc. *	740	33,294

Semiconductors & Semiconductor Equipment - 13.8%
Allegro MicroSystems, Inc. *(1)	996	29,910
Ambarella, Inc. *	147	12,047
Lattice Semiconductor Corp. *	1,840	119,370
MACOM Technology Solutions Holdings, Inc. *	215	13,525
Monolithic Power Systems, Inc.	176	62,305
Wolfspeed, Inc. *	308	21,262

		258,419

Software - 20.4%
Bentley Systems, Inc., Class B	813	30,065
Blackline, Inc. *	971	65,324
Ceridian HCM Holding, Inc. *	389	24,962
Clearwater Analytics Holdings, Inc., Class A *	569	10,676
DoubleVerify Holdings, Inc. *	1,304	28,634
Freshworks, Inc., Class A *	777	11,428
Gitlab, Inc., Class A *	190	8,648
Guidewire Software, Inc. *	638	39,911
HubSpot, Inc. *	100	28,776
Olo, Inc., Class A *	1,222	7,637
Paycor HCM, Inc. *	770	18,831
Procore Technologies, Inc. *	120	5,685
Sprout Social, Inc., Class A *	237	13,380
Tyler Technologies, Inc. *	128	41,373
Workiva, Inc. *	539	45,292

		380,622

Specialty Retail - 3.2%
Five Below, Inc. *	100	17,711
Floor & Decor Holdings, Inc., Class A *	401	27,947
Leslie’s, Inc. *	1,184	14,460

		60,118

Total common stocks (Cost $1,379,068)		1,851,313

Total investments - 99.1% (Cost $1,379,068)		1,851,313

Other assets less liabilities - 0.9%		16,493

Total net assets - 100.0% #		$1,867,806

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Global-e Online Ltd.	Israel	USD
Kornit Digital Ltd.	Israel	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$10,169	0.5%
Consumer Discretionary	215,386	11.6
Consumer Staples	10,181	0.6
Financials	70,688	3.8
Health Care	692,773	37.4
Industrials	156,833	8.5
Information Technology	695,283	37.6

Total investments	$1,851,313	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.0%

Argentina - 1.3%
Despegar.com Corp. *	94	$480
Loma Negra Cia Industrial Argentina SA, ADR	57	392

		872

Brazil - 8.7%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (1)	687	146
GPS Participacoes e Empreendimentos SA *(1)(2)	381	856
Itau Unibanco Holding SA (Preference) (1)	224	1,065
Lojas Renner SA (1)	155	584
MercadoLibre, Inc. *	2	1,727
Vale SA (1)	95	1,617

		5,995

Chile - 1.8%
Empresa Nacional de Telecomunicaciones SA	193	666
Vina Concha y Toro SA	448	566

		1,232

China - 22.0%
Alibaba Group Holding Ltd. *(1)	251	2,768
Baidu, Inc., Class A *(1)	69	989
Baozun, Inc., ADR *	19	98
China Traditional Chinese Medicine Holdings Co. Ltd. (1)	3,100	1,410
Estun Automation Co. Ltd., Class A (1)	636	1,983
Kingsoft Cloud Holdings Ltd., ADR *	58	221
NIO, Inc., ADR *	34	331
Noah Holdings Ltd., ADR *	28	429
Prosus NV *(1)	28	1,909
Tongwei Co. Ltd., Class A (1)	102	564
Trip.com Group Ltd. *(1)	31	1,062
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A *(1)	208	706
Zhuzhou CRRC Times Electric Co. Ltd., Class H (1)	557	2,764

		15,234

Greece - 3.8%
Alpha Services & Holdings SA *(1)	1,052	1,123
Mytilineos SA (1)	69	1,500

		2,623

Hong Kong - 4.8%
AIA Group Ltd. (1)	133	1,470
China High Precision Automation Group Ltd. *(1)(3)	9,066	—
Sino Biopharmaceutical Ltd. (1)	3,197	1,872

		3,342

India - 9.8%
Havells India Ltd. (1)	88	1,177
ICICI Bank Ltd. (1)	236	2,529
Infosys Ltd. (1)	57	1,027
Reliance Industries Ltd. (1)	67	2,047

		6,780

Indonesia - 2.4%
Bank Rakyat Indonesia Persero Tbk. PT (1)	3,437	1,089
Indofood CBP Sukses Makmur Tbk. PT (1)	893	573

		1,662

Kazakhstan - 2.1%
Kaspi.KZ JSC, GDR (1)	21	1,475

Malaysia - 1.4%
Public Bank Bhd. (1)	1,001	981

Mexico - 2.2%
Cemex SAB de CV *	1,084	440
Corp. Inmobiliaria Vesta SAB de CV	463	1,098

		1,538

Peru - 1.4%
Credicorp Ltd.	7	934

Portugal - 0.8%
Jeronimo Martins SGPS SA (1)	25	534

Russia - 0.0%
LUKOIL PJSC, ADR *(1)(3)(4)	19	—
MMC Norilsk Nickel PJSC, ADR (1)(3)(4)	39	—
Ozon Holdings plc, ADR *(1)(3)(4)	25	—
Polyus PJSC, GDR *(1)(3)(4)	23	—
Sberbank of Russia PJSC *(1)(3)(4)	265	—
Yandex NV, Class A *(1)(3)(4)	14	—

		—

Singapore - 0.3%
Sea Ltd., ADR *	4	227

South Africa - 3.0%
FirstRand Ltd. (1)	294	1,072
MTN Group Ltd. (1)	134	1,003

		2,075

South Korea - 11.3%
HYBE Co. Ltd. *(1)	6	827
Samsung Biologics Co. Ltd. *(1)	2	1,453
Samsung Electronics Co. Ltd. (1)	108	4,753
Shinhan Financial Group Co. Ltd. (1)	28	769

		7,802

Taiwan - 16.1%
E Ink Holdings, Inc. (1)	412	2,156
MediaTek, Inc. (1)	92	1,864
Sunny Friend Environmental Technology Co. Ltd. (1)	180	1,013

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

Taiwan Semiconductor Manufacturing Co. Ltd. (1)	419	6,102

		11,135

Thailand - 0.8%
Bangkok Bank PCL (1)	134	573

United Arab Emirates - 1.0%
Americana Restaurants International plc *(1)	890	720

United States - 1.1%
Globant SA *	4	723

Vietnam - 0.9%
Vietnam Technological & Commercial Joint Stock Bank *(1)	557	611

Total common stocks (Cost $72,545)		67,068

SHORT-TERM INVESTMENT - 2.8%

INVESTMENT COMPANY - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $1,969)	1,969	1,969

Total investments - 99.8% (Cost $74,514)		69,037

Other assets less liabilities - 0.2%		123

Total net assets - 100.0% #		$69,160

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $58,736, or 84.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is restricted.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
LUKOIL PJSC	11/27/2008 - 12/23/2021	$1,026	$—	0.0%
MMC Norilsk Nickel PJSC	09/25/2013 - 12/23/2021	736	—	0.0%
Ozon Holdings plc	11/24/2020 - 12/23/2021	900	—	0.0%
Polyus PJSC	10/13/2017 - 12/23/2021	1,226	—	0.0%
Sberbank of Russia PJSC	01/08/2019 - 03/25/2020	772	—	0.0%
Yandex NV	03/10/2015 - 12/31/2021	613	—	0.0%

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$3,712	5.4%
Consumer Discretionary	9,679	14.0
Consumer Staples	2,237	3.2
Energy	2,047	3.0
Financials	14,120	20.4
Health Care	4,735	6.9
Industrials	9,439	13.7
Information Technology	17,552	25.4
Materials	2,449	3.5
Real Estate	1,098	1.6
Short-Term Investment	1,969	2.9

Total investments	$69,037	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AED	$720	1.0%
BRL	4,268	6.2
CLP	1,232	1.8
CNY	3,253	4.7
EUR	5,066	7.3
HKD	12,335	17.9
IDR	1,662	2.4
INR	6,780	9.8
KRW	7,802	11.3
MXN	1,538	2.2
MYR	981	1.4
THB	573	0.8
TWD	11,135	16.2
USD	9,006	13.1
VND	611	0.9
ZAR	2,075	3.0

Total investments	$69,037	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

Aerospace & Defense - 9.7%
Airbus SE (1)(2)	53	$6,300
Northrop Grumman Corp.	9	4,908
Raytheon Technologies Corp.	48	4,846
Safran SA (1)(2)	45	5,633

		21,687

Air Freight & Logistics - 2.9%
FedEx Corp.	37	6,452

Banks - 2.2%
Bank of America Corp.	151	5,016

Beverages - 2.2%
Heineken Holding NV (1)(2)	62	4,796

Biotechnology - 1.7%
Vertex Pharmaceuticals, Inc.*	13	3,863

Capital Markets - 8.6%
Blackstone, Inc., Class A	45	3,340
CME Group, Inc.	27	4,468
Goldman Sachs Group, Inc. (The)	16	5,452
Morgan Stanley	71	6,040

		19,300

Consumer Finance - 2.2%
Synchrony Financial	151	4,959

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	15	4,519

Energy Equipment & Services - 3.7%
Schlumberger Ltd.	153	8,177

Entertainment - 7.9%
Electronic Arts, Inc.	38	4,604
Netflix, Inc. *	19	5,582
Walt Disney Co. (The) *	52	4,476
Warner Bros Discovery, Inc. *	322	3,051

		17,713

Health Care Equipment & Supplies - 4.3%
Koninklijke Philips NV (1)(2)	211	3,172
Medtronic plc	83	6,415

		9,587

Health Care Providers & Services - 2.3%
Cigna Corp.	15	5,112

Hotels, Restaurants & Leisure - 9.3%
Booking Holdings, Inc.*	4	7,759
Compass Group plc (1)(2)	329	7,608
Marriott International, Inc., Class A	37	5,498

		20,865

Insurance - 3.4%
Arch Capital Group Ltd. *	119	7,476

Interactive Media & Services - 7.3%
Alphabet, Inc., Class C *	100	8,901
Meta Platforms, Inc., Class A *	62	7,405

		16,306

IT Services - 5.1%
Fiserv, Inc. *	48	4,887
Visa, Inc., Class A	31	6,469

		11,356

Media - 3.3%
Comcast Corp., Class A	211	7,363

Oil, Gas & Consumable Fuels - 3.9%
EOG Resources, Inc.	66	8,601

Pharmaceuticals - 2.7%
Merck & Co., Inc.	55	6,083

Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV (1)	26	4,033

Specialty Retail - 1.5%
AutoNation, Inc. *	30	3,263

Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co. Ltd. (Preference) (1)(2)	137	5,495

Tobacco - 5.9%
Altria Group, Inc.	129	5,907
Philip Morris International, Inc.	72	7,273

		13,180

Trading Companies & Distributors - 1.9%
Air Lease Corp.	108	4,134

Total common stocks (Cost $160,064)		219,336

SHORT-TERM INVESTMENT - 0.6%

INVESTMENT COMPANY - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04% (Cost $1,401)	1,401	1,401

Total investments - 98.9% (Cost $161,465)		220,737

Other assets less liabilities - 1.1%		2,530

Total net assets - 100.0% #		$223,267

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $33,004, or 14.8% of total net assets. See notes (A) and (B) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$41,381	18.8%
Consumer Discretionary	24,128	10.9
Consumer Staples	17,976	8.1
Energy	16,778	7.6
Financials	41,271	18.7
Health Care	24,645	11.2
Industrials	32,273	14.6
Information Technology	20,884	9.5
Short-Term Investment	1,401	0.6

Total investments	$220,737	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$19,901	9.0%
GBP	7,608	3.4
KRW	5,495	2.5
USD	187,733	85.1

Total investments	$220,737	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.6%

Aerospace & Defense - 5.8%
Airbus SE (1)(2)	1	$153
Raytheon Technologies Corp.	2	243
Safran SA (1)(2)	1	168

		564

Banks - 5.6%
Bank of America Corp.	6	189
Bank of Hawaii Corp.	3	213
Washington Federal, Inc.	4	147

		549

Beverages - 4.8%
Coca-Cola Co. (The)	3	211
Heineken Holding NV (1)(2)	3	258

		469

Capital Markets - 14.1%
Blackstone, Inc., Class A	2	132
Carlyle Group, Inc. (The)	4	132
CME Group, Inc.	1	168
Cohen & Steers, Inc.	3	176
GCM Grosvenor, Inc., Class A	18	137
Goldman Sachs Group, Inc. (The)	0	141
Moelis & Co., Class A	4	142
Morgan Stanley	2	163
Northern Trust Corp.	2	185

		1,376

Consumer Finance - 1.4%
Synchrony Financial	4	140

Diversified Consumer Services - 1.6%
H&R Block, Inc. (3)	4	156

Electric Utilities - 6.7%
IDACORP, Inc.	1	116
OGE Energy Corp.	6	227
Portland General Electric Co. (3)	3	135
PPL Corp.	6	170

		648

Electrical Equipment - 2.3%
nVent Electric plc	6	220

Equity Real Estate Investment Trusts (REITs) - 9.1%
Camden Property Trust	1	115
Lamar Advertising Co., Class A	4	334
Public Storage	1	195
STORE Capital Corp.	8	242

		886

Food & Staples Retailing - 1.4%
Sysco Corp.	2	139

Food Products - 1.8%
Tyson Foods, Inc., Class A	3	180

Gas Utilities - 1.6%
Atmos Energy Corp.	1	160

Health Care Equipment & Supplies - 3.6%
Koninklijke Philips NV (1)(2)	7	99
Medtronic plc	3	256

		355

Hotels, Restaurants & Leisure - 4.1%
Compass Group plc (1)(2)	10	229
Vail Resorts, Inc.	1	166

		395

IT Services - 1.9%
Visa, Inc., Class A	1	185

Machinery - 2.3%
Otis Worldwide Corp.	3	227

Media - 6.9%
Cable One, Inc.	0	170
Comcast Corp., Class A	9	315
Omnicom Group, Inc.	2	184

		669

Oil, Gas & Consumable Fuels - 3.1%
EOG Resources, Inc.	2	303

Pharmaceuticals - 2.2%
Merck & Co., Inc.	2	213

Technology Hardware, Storage & Peripherals - 4.2%
NetApp, Inc.	3	185
Samsung Electronics Co. Ltd. (Preference) (1)(2)	5	220

		405

Tobacco - 7.1%
Altria Group, Inc.	7	335
Philip Morris International, Inc.	3	353

		688

Total common stocks (Cost $9,780)		8,927

	Principal Amount
CORPORATE BONDS - 4.2%

Aerospace & Defense - 2.1%
Boeing Co. (The) 1.43%, 2/4/2024	$215	206

Energy Equipment & Services - 0.6%
Weatherford International Ltd. 11.00%, 12/1/2024 (4)	57	58

Trading Companies & Distributors - 1.5%
Air Lease Corp. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.12%, 12/15/2026 (5)(6)	219	150

Total corporate bonds (Cost $449)		414

Artisan Value Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

CONVERTIBLE BONDS - 2.6%

Media - 1.2%
Cable One, Inc.
Zero Coupon, 3/15/2026	80	$63
1.13%, 3/15/2028	77	57

		120

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Redwood Trust, Inc. 7.75%, 6/15/2027 (4)	165	140

Total convertible bonds (Cost $282)		260

	Share Held
CONVERTIBLE PREFERRED STOCK - 1.7%

Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023 (Cost $164)	1	162

SHORT-TERM INVESTMENTS - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.04%	5	5
Federated Treasury Obligations Fund - Institutional Class, 4.15%	5	5
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.18%	5	5

Total short-term investments (Cost $15)		15

Total investments - 100.3% (Cost $10,690)		9,778

Written Option Contracts - 0.0% ^ (Premiums received $(2))		(1)

Other assets less liabilities - (0.3%)		(30)

Total net assets - 100.0% #		$9,747

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Value Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,127, or 11.6% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Perpetual security. The rate reflected was the rate in effect on December 31, 2022. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2022.

Written Option Contracts

Call Options

Dollar values in thousands except exercise price

No. of Contracts‡	Description	Exercise Price		Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized Appreciation
2	Airbus SE	EUR	120.00	$24	2/17/23	$— ^	$— ^	$—	^
8	H&R Block, Inc.		$43.00	29	7/21/23	(2)	(1)	1

Total written option contracts						$(2)	$(1)	$1

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$789	8.0%
Consumer Discretionary	552	5.6
Consumer Staples	1,476	15.1
Energy	361	3.7
Financials	2,205	22.5
Health Care	730	7.5
Industrials	1,367	14.0
Information Technology	589	6.0
Real Estate	886	9.1
Utilities	808	8.3
Short-Term Investments	15	0.2

Total investments	$9,778	100.0%

Artisan Value Income Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$678	6.9%
GBP	229	2.3
KRW	220	2.3
USD	8,651	88.5

Total investments	$9,778	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Notes to N-PORT Part F – December 31, 2022 (UNAUDITED)

As of December 31, 2022, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Notes to N-PORT Part F – December 31, 2022 (UNAUDITED) - (continued)

Fixed income securities, including loan participation notes, were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

A new rule adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds. Under the Rule, Artisan Partners has been designated by Artisan Partners Funds’ board of directors as the valuation designee for the Funds. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Artisan Partners’ Procedures for Valuation of Portfolio Securities Held by Artisan Partners Funds, Inc. and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

(B) Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2022 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks (1)
Americas	$1,277,595	$—	$—		$1,277,595
Emerging Markets	558,513	567,277	—	(3)	1,125,790
Europe	91,263	307,538	—		398,801
Pacific Basin	212,671	—	—		212,671
Total Investments	$2,140,042	$874,815	$—	(3)	$3,014,857
Emerging Markets Debt Opportunities
Sovereign Government Bonds (1)	$—	$16,464	$—		$16,464
Corporate Bonds (1)	—	2,652	—		2,652
Sovereign Government Treasury Bill	—	675	—		675
U.S. Treasury Obligations	—	1,794	—		1,794
Investment Companies	676	—	—		676
Total Investments	676	21,585	—		22,261
Foreign Currency Forward Contracts (2)	—	105	2		107
Futures (2)	194	—	—		194
Centrally Cleared Credit Default Swaps (2)	—	2	—		2
Centrally Cleared Interest Rate Swaps (2)	—	(88)	—		(88)
Total	$870	$21,604	$2		$22,476
Floating Rate
Bank Loans (1)	$—	$37,576	$—		$37,576
Corporate Bonds (1)	—	3,553	—		3,553
Warrants	—	— (3)	—		—
Investment Companies	4,305	—	—		4,305
Total Investments	$4,305	$41,129	$—		$45,434
Focus
Common Stocks (1)	$1,468,316	$—	$—		$1,468,316
Options Purchased	18,728	—	—		18,728
Investment Company	25,091	—	—		25,091
Total Investments	1,512,135	—	—		1,512,135
Foreign Currency Forward Contracts (2)	—	1,789	—		1,789
Total	$1,512,135	$1,789	$—		$1,513,924
Global Discovery
Common Stocks (1)
Americas	$145,057	$—	$—		$145,057
Emerging Markets	3,396	6,020	—		9,416
Europe	14,822	43,841	—		58,663
Pacific Basin	—	13,109	—		13,109
Investment Company	8,799	—	—		8,799
Total Investments	$172,074	$62,970	$—		$235,044
Global Equity
Common Stocks (1)
Americas	$85,674	$—	$—		$85,674
Emerging Markets	10,791	12,202	—	(3)	22,993
Europe	12,587	56,575	—		69,162
Pacific Basin	—	7,177	—		7,177
Investment Company	4,256	—	—		4,256
Total Investments	$113,308	$75,954	$—	(3)	$189,262
Global Opportunities
Common Stocks (1)
Americas	$1,505,398	$—	$—		$1,505,398
Emerging Markets	27,971	—	—		27,971
Europe	34,022	796,390	—		830,412
Pacific Basin	—	320,834	—		320,834
Investment Company	89,203	—	—		89,203
Total Investments	$1,656,594	$1,117,224	$—		$2,773,818
Global Unconstrained
Sovereign Government Bonds (1)	$—	$11,270	$—		$11,270
Corporate Bonds (1)	—	2,055	—		2,055
Common Stock (1)	—	40	—		40
Exchange Traded Fund (1)	34	—	—		34
U.S. Treasury Obligations	—	249	—		249
Repurchase Agreements	—	2,706	—		2,706
Investment Companies	711	—	—		711
Total Investments before securities sold short	745	16,320	—		17,065
Common Stock (1)	—	(83)	—		(83)
Sovereign Government Bonds (1)	—	(2,549)	—		(2,549)
Total Investments after securities sold short	745	13,688	—		14,433
Foreign Currency Forward Contracts (2)	—	(51)	16		(35)
Futures (2)	149	—	—		149
Centrally Cleared Credit Default Swaps (2)	—	11	—		11
Centrally Cleared Interest Rate Swaps (2)	—	(39)	—		(39)
Total	$894	$13,609	$16		$14,519
Global Value
Common Stocks (1)
Americas	$843,640	$—	$—		$843,640
Emerging Markets	14,873	146,484	—		161,357
Europe	—	819,129	—		819,129
Pacific Basin	—	53,082	—		53,082
Investment Company	42,025	—	—		42,025
Total Investments	$900,538	$1,018,695	$—		$1,919,233
High Income
Corporate Bonds (1)	$—	$4,399,814	$—		$4,399,814
Bank Loans (1)	—	848,292	—		848,292
Common Stock (1)	—	23,841	—		23,841
Warrants	—	— (3)	—		—
Investment Company	395,157	—	—		395,157
Total Investments	395,157	5,271,947	—		5,667,104
Foreign Currency Forward Contracts(2)	—	54	—		54
Total	$395,157	$5,272,001	$—		$5,667,158
International
Common Stocks and Equity-Linked Security (1)
Americas	$825,427	$103,649	$—		$929,076
Emerging Markets	140,042	190,448	—	(3)	330,490
Europe	340,709	3,344,330	—		3,685,039
Pacific Basin	—	129,209	—		129,209
Investment Companies	148,956	—	—		148,956
Total Investments	$1,455,134	$3,767,636	$—	(3)	$5,222,770
International Explorer
Common Stocks (1)
Americas	$1,821	$1,871	$—		$3,692
Emerging Markets	2,322	4,692	—		7,014
Europe	610	11,150	—		11,760
Pacific Basin	—	4,645	—		4,645
Investment Companies	4,090	—	—		4,090
Total Investments	$8,843	$22,358	$—		$31,201
Foreign Currency Forward Contracts (2)	—	(25)	—		(25)
Total	$8,843	$22,333	$—		$31,176
International Small-Mid
Common Stocks (1)
Americas	$942,585	$—	$—		$942,585
Emerging Markets	144,051	123,121	—		267,172
Europe	1,378.00	1,967,158	—		1,968,536
Middle East	262,708	37,285	—		299,993
Pacific Basin	—	552,489	—		552,489
Investment Company	132,477	—	—		132,477
Total Investments	$1,483,199	$2,680,053	$—		$4,163,252
International Value
Common Stocks and Equity-Linked Security (1)
Americas	$3,773,166	$630,335	$—		$4,403,501
Emerging Markets	327,191	3,882,007	—		4,209,198
Europe	593,942	11,710,657	—		12,304,599
Pacific Basin	—	490,492	—		490,492
Investment Company	1,321,502	—	—		1,321,502
Total Investments	6,015,801	16,713,491	—		22,729,292
OTC Total Return Swap (1)	—	452	—		452
Total	6,015,801	16,713,943	—		22,729,744
Mid Cap
Common Stocks (1)	$3,896,044	$20,536	$—		$3,916,580
Investment Company	114,803	—	—		114,803
Total Investments	$4,010,847	$20,536	$—		$4,031,383
Mid Cap Value
Common Stocks (1)	$1,258,492	$—	$—		$1,258,492
Investment Company	21,139	—	—		21,139
Total Investments	$1,279,631	$—	$—		$1,279,631
Select Equity
Common Stocks (1)	$25,819	$5,141	$—		$30,960
Investment Company	2,187	—	—		2,187
Total Investments	$28,006	$5,141	$—		$33,147
Small Cap
Common Stocks (1)	$1,851,313	$—	$—		$1,851,313
Total Investments	$1,851,313	$—	$—		$1,851,313
Sustainable Emerging Markets
Common Stocks (1)
Americas	$723	$—	$—		$723
Emerging Markets	7,382	54,860	—	(3)	62,242
Europe	—	534	—		534
Pacific Basin	227	3,342	—	(3)	3,569
Investment Company	1,969	—	—		1,969
Total Investments	$10,301	$58,736	$—	(3)	$69,037
Value
Common Stocks (1)	$186,332	$33,004	$—		$219,336
Investment Company	1,401	—	—		1,401
Total Investments	$187,733	$33,004	$—		$220,737
Value Income
Common Stocks (1)	$7,800	$1,127	$—		$8,927
Corporate Bonds (1)	—	414	—		414
Convertible Bonds (1)	—	260	—		260
Convertible Preferred Stock (1)	162	—	—		162
Investment Companies	15	—	—		15
Total Investments	7,977	1,801	—		9,778
Written Option Contracts	(1)	—	—		(1)
Total	$7,976	$1,801	$—		$9,777

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)

Foreign currency forward contracts, futures contracts, OTC total return swaps and centrally cleared swap contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)	Includes one or more securities valued at $0.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2022		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Developing World Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
Emerging Markets Debt Opportunities Fund
Foreign Currency Forward Contract	$2		Forward points	Decrease
Global Equity Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
Global Unconstrained Fund
Foreign Currency Forward Contract	$16		Forward points	Decrease
International Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

As of December 31, 2022, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Developing World Fund		Emerging Markets Debt Opportunities Fund		Global Equity Fund		Global Unconstrained Fund		International Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2022	$—	(1)	$1		$—	(1)	$8		$—	(1)	$—	(1)
Transfers into Level 3	—		—		—		—		—		—
Net change in unrealized appreciation (depreciation)	—		1		—		8		—		93
Purchases	—		—	(1)	—		—	(1)	—		—
Sales	—		—		—		—		—		(20)
Realized Gain/(Loss)	—		—	(2)	—		—	(2)	—		(73)

Balance as of December 31, 2022	$—	(1)	$2		$—	(1)	$16		$—	(1)	$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2022	$—		$2		$—		$16		$—		$—

(1)	Includes one or more securities valued at $0.
(2)	Amount rounds to less than $1.

Notes to N-PORT Part F – December 31, 2021 (UNAUDITED)

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31, 2022 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended December 31, 2022.

Transactions in securities of affiliates:

	As of 09/30/2022						As of 12/31/2022
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Small-Mid Fund
Carenet, Inc.(1)	3,363	$27,595	$—	$(1,826)	$(774)	$1,553	3,152	$26,548	$128
CKD Corp.(1)	4,057	48,288	—	(3,212)	(2,199)	11,717	3,819	54,594	78
Daikokutenbussan Co. Ltd.(1)	838	30,492	—	(1,602)	(1,824)	5,368	793	32,434	—
Model N, Inc.*†	2,003	68,548	—	(14,151)	(285)	11,861	1,627	65,973	—
Ubicom Holdings, Inc.(1)	847	12,677	—	(641)	(791)	2,348	807	13,593	—
ViewRay, Inc.*	11,030	40,149	—	(3,046)	(682)	9,902	10,340	46,323	—

Total#		$227,749	$—	$(24,478)	$(6,555)	$42,749		$173,492	$206

International Value Fund
Arch Capital Group Ltd.*	23,073	$1,050,732	$12,958	$(130,956)	$35,598	$356,007	21,095	$1,324,339	$—
Berkeley Group Holdings plc(1)	5,543	203,196	2,527	(7,674)	(4,735)	54,228	5,437	247,542	—
Sensata Technologies Holding plc	8,750	326,188	—	(19,376)	(6,806)	34,732	8,290	334,738	942

Total		$1,580,116	$15,485	$(158,006)	$24,057	$444,967		$1,906,619	$942

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of December 31, 2022.
*	Non-income producing security.
#	Total value as of December 31, 2022 is presented only for those issuers that were affiliates as of December 31, 2022.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (A) and (B) in the accompanying notes.